As filed with the Securities and Exchange Commission on July 9, 2026
Securities Act Registration No. 333-[__________]
Investment Company Act Registration No. 811-24200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. ___	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. ___	[ ]

COOLABAH INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Coolabah Investment Trust 1395 Brickell Avenue, Suite 740 Miami, FL 33131
(Address and Telephone Number of Principal Executive Offices)

Capitol Services, Inc.
108 Lakeland Ave, Dover, DE 19901
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

Subject to Completion

The information in this Prospectus is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

COOLABAH INVESTMENT TRUST

PROSPECTUS

_____________, 2026

Coolabah Core Alpha Bond Fund
Institutional Class Shares (______)
Advisor Class Shares (______)

Coolabah Short Duration Alpha Bond Fund
Institutional Class Shares (______)
Advisor Class Shares (______)

Coolabah Core Alpha Bond Fund

Investment Objective

The Fund seeks to deliver a total return consisting of income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Advisor Class
Management Fee	0.55%	0.55%
Distribution (12b-1) and Service Fees	None	0.25%
Other Expenses	—%	—%
Total Annual Fund Operating Expenses	0.55%	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Institutional Class	$56	$177
Advisor Class	$82	$255

Portfolio Turnover

The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in a diversified portfolio of U.S. and non-U.S. fixed income securities and related instruments, including investment grade corporate debt securities, government and sovereign bonds, municipal bonds, covered bonds, mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), bank capital securities, contingent convertible securities (“CoCos”), hybrid securities, convertible securities, preferred securities and other income-producing instruments. The Fund may invest in securities of issuers located in both developed and emerging markets.

The Fund seeks to maintain an overall portfolio interest rate duration generally comparable to that of the Bloomberg US Aggregate USD Hedged Index (“Benchmark”), although the Fund does not seek to replicate the composition of the index and may differ significantly from the index in terms of holdings, sector allocations, credit exposures, geographic exposures and security selection. The Adviser may use derivatives, including government bond futures, interest rate futures and swaps, to manage the Fund’s duration profile independently from its underlying security selection.

The Fund is actively managed and utilizes a relative value-oriented investment approach designed to identify pricing inefficiencies across global investment grade credit and credit markets. The Adviser employs a combination of quantitative analysis, fundamental credit research and macroeconomic analysis in seeking to identify securities that the Adviser believes offer attractive risk-adjusted return characteristics relative to comparable instruments, sectors or markets.

The Adviser selects investments for the Fund based on a bottom-up analysis of individual investments which considers: (a) the fundamentals of the individual issuer of the fixed income or bond security in which it is proposed to invest, including its financial strength and credit quality and (b) the pricing, technical and structural features of the individual instrument to be acquired, including its rating, its relative priority or subordination within the capital structure of the issuer and any other structural features. The Adviser aims to generate returns for investors based on its security selection process and by buying bonds which it believes have a higher credit spread than is commensurate with the amount of risk attached to such investments (referred to as "alpha”) and to monetize this value through active management of the portfolio. This is in contrast to traditional fixed-income strategies that drive a higher portion of returns through adding more interest rate duration risk, credit default risk and/or illiquidity risk and which rely more on general market movements to drive returns (sometimes referred to as “beta”).

The Fund primarily invests in investment grade securities but may invest opportunistically in below investment grade securities, including high yield bonds, non-agency ABS and non-agency MBS. The Fund’s exposure to below investment grade securities is expected to range between 0% and 10% of net assets and will not exceed 15%. The Fund may invest in both fixed-rate and floating-rate instruments and may invest in senior and subordinated debt obligations. Securities that are not rated by a nationally recognized statistical rating organization may be assigned an internal rating by the Adviser using proprietary credit analysis methodologies.

The Fund may invest in contingent convertible securities (“CoCos”), which are debt instruments issued primarily by financial institutions that may be converted into equity or written down upon the occurrence of specified trigger events.

The Fund may invest in ABS and MBS, including residential and commercial mortgage-backed securities. Investments may include non-agency securities that are not guaranteed by the U.S. government or its agencies. The Fund’s aggregate exposure to ABS generally is not expected to exceed 10% of net assets. The Adviser intends to focus primarily on higher quality investment grade securitized instruments.

The Fund may also invest in senior secured floating-rate loans, loan participations, assignments, collateralized loan obligations (“CLOs”) and other floating-rate instruments, subject to applicable limitations under the Investment Company Act of 1940, as amended. Exposure to such instruments may be obtained directly or indirectly through derivatives or other investment vehicles.

The Fund may invest in securities denominated in foreign currencies and may have exposure to emerging market issuers. Investments in emerging markets generally are expected to remain limited and ordinarily will not exceed [10%] of net assets.

The Adviser dynamically allocates the Fund’s exposure among fixed income sectors and cash based on its assessment of market conditions, relative valuations and risk-adjusted opportunities. The Fund may maintain significant positions in cash, cash equivalents or short-term instruments for defensive purposes, liquidity management or pending investment opportunities.

The Fund does not take active positions on interest rate duration or currencies but aims to replicate the Benchmark’s interest rate duration profile and hedge all currency exposure back to USD.

The Fund may utilize derivatives for hedging, risk management, efficient portfolio management and investment purposes. These derivatives may include futures contracts, spot and forward currency contracts, interest rate swaps, credit default swaps, total return swaps, options on the aforementioned, and other derivatives referencing fixed income, credit, currency or equity markets. The Fund may use derivatives to manage interest rate duration, hedge currency exposure, reduce credit risk or obtain investment exposure more efficiently than through direct investments.
The Adviser may use derivatives and other instruments to establish limited short exposures for hedging or risk management purposes, including reducing the Fund’s sensitivity to interest rate or credit spread movements. The Fund does not intend to maintain a net short exposure to credit markets.

The Fund may hold cash, cash equivalents and short-term instruments, including commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and money market instruments, as part of its liquidity management, defensive positioning or portfolio management strategies.

The Fund may seek to gain exposure to certain newly issued Regulation S securities through investments in Coolabah Core Alpha Bond Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Regulation S securities are securities of U.S. and non-U.S. issuers that are offered outside the United States without registration with the Securities and Exchange Commission ("SEC") pursuant to Regulation S under the Securities Act of 1933, as amended.

The Subsidiary pursues the same investment objective and investment strategies as the Fund. Unlike the Fund, the Subsidiary may invest in unregistered securities, including securities exempt from registration pursuant to Regulation S under the Securities Act of 1933. The Fund’s investment in the Subsidiary is intended to provide efficient access to certain investment opportunities that may be unavailable or less efficiently accessed through direct investment by the Fund. Except as otherwise noted in this Prospectus, references to the Fund’s investments, investment strategies and risks include the investments, investment strategies and risks of the Subsidiary.

The Fund may engage in active trading and portfolio repositioning in response to changing market opportunities, relative value considerations and macroeconomic developments, which may result in a higher rate of portfolio turnover. The Fund may invest in securities issued in primary or secondary markets and may also invest in exchange-traded funds (“ETFs”) or other investment companies to obtain efficient market exposure, subject to applicable limitations under the Investment Company Act of 1940, as amended.

The Fund may enter into repurchase agreements, reverse repurchase agreements and other financing transactions and may employ leverage through derivatives and other instruments to enhance returns, manage risk exposures or efficiently implement investment views. The use of leverage may increase the volatility of the Fund’s returns and may magnify gains and losses. The Adviser maintains risk management and exposure controls designed to monitor and manage risks associated with derivatives usage and leverage.

The Fund is benchmark-aware but not benchmark-constrained. While the Bloomberg US Aggregate USD Hedged Index is used as a performance benchmark and duration reference, the Fund may invest in securities and employ strategies that differ materially from those represented in the benchmark.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. The Fund is actively managed and its performance reflects investment decisions made by the Adviser. The Adviser’s judgments about markets, interest rates, credit conditions, relative valuations, issuer fundamentals, volatility, liquidity, macroeconomic trends and other factors may prove incorrect. The Adviser’s investment techniques, risk analyses and portfolio construction processes may fail to produce the intended results and the Fund may underperform its benchmark, peer funds or other investment strategies. There can be no assurance that the Adviser’s investment views, proprietary models or analytical frameworks will identify attractive investment opportunities or successfully manage risk.

Fixed Income Securities Risk. The Fund invests primarily in fixed income securities and therefore is subject to risks associated with debt investments generally. The market value of fixed income securities may fluctuate in response to changes in interest rates, inflation expectations, market liquidity, credit spreads, economic conditions, fiscal or monetary policy, investor sentiment and issuer-specific developments. Fixed income markets may experience periods of significant volatility, reduced liquidity and pricing dislocations, which may cause the value of the Fund’s investments to decline, sometimes rapidly and unpredictably.

Interest Rate Risk. Fixed income securities are generally sensitive to changes in interest rates. When interest rates rise, the value of fixed income securities typically declines, and securities with longer durations generally experience greater price sensitivity than securities with shorter durations. Interest rates may rise rapidly or unpredictably due to inflationary pressures, central bank policy changes, fiscal developments or changing market expectations. During periods of rising interest rates, the Fund’s investments may decline in value, and the Fund may experience heightened volatility and reduced liquidity. The Fund’s use of derivatives and duration management techniques may increase exposure to interest rate fluctuations.

Credit Risk. The Fund is subject to the risk that an issuer, guarantor or counterparty may fail, or be perceived as likely to fail, to make timely payments of principal, interest or other obligations. Changes in an issuer’s actual or perceived financial condition may cause the value of the Fund’s investments to decline. Credit risk may be heightened during periods of economic stress, rising interest rates, market volatility or deteriorating business conditions. Actual or anticipated downgrades in credit ratings may adversely affect the market value, liquidity and volatility of the Fund’s investments.

Investment Grade Securities Risk. Although investment grade securities generally are considered to present lower credit risk than below investment grade securities, they remain subject to significant market, interest rate, credit, liquidity and downgrade risks. Investment grade securities may decline in value due to adverse economic conditions, changes in issuer fundamentals, market dislocations or reduced investor demand. Credit rating agencies may downgrade investment grade securities, which may result in increased volatility and reduced liquidity.

High Yield (“Junk Bond”) Risk. Below investment grade securities, commonly referred to as “high yield” or “junk” bonds, involve greater risks than higher-rated securities. High yield securities are considered speculative and are more sensitive to adverse economic conditions, changes in interest rates, issuer-specific developments and market sentiment. Issuers of high yield securities may be highly leveraged or financially distressed and may be unable to meet their obligations. High yield securities may be less liquid and more difficult to value, particularly during periods of market stress, and may experience sudden and substantial price declines.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are subject to a number of risks, including credit risk, liquidity risk, valuation risk, extension risk, prepayment risk and interest rate risk. The value of MBS and ABS may be adversely affected by changes in the performance of the underlying collateral, including mortgage loans, consumer loans, commercial loans or other receivables. Non-agency MBS and ABS are not guaranteed by the U.S. government or any government-sponsored entity and therefore are subject to greater credit and default risk. During periods of economic stress or declining real estate values, defaults on underlying collateral may increase significantly, potentially resulting in losses to the Fund.

Structured Products Risk. Structured products, including hybrid securities and other structured debt instruments, may be more volatile, less liquid and more difficult to value than traditional debt securities. Structured products may be highly sensitive to changes in interest rates, credit quality, market volatility, liquidity conditions or the value of underlying reference assets. These instruments may involve embedded leverage or complex features that increase the risk of loss. Market disruptions may adversely affect the liquidity and pricing of structured products.

Contingent Convertible Securities (“CoCos”) Risk. Contingent convertible securities (“CoCos”) are subject to unique and substantial risks. CoCos are hybrid capital instruments issued primarily by financial institutions and may be converted into equity securities or written down upon the occurrence of specified trigger events, including deterioration in the issuer’s capital position. Coupon payments on CoCos may be discretionary and may be canceled or suspended by the issuer or regulators. Holders of CoCos may lose some or all of their investment and may rank junior to other creditors in the issuer’s capital structure. CoCos may be highly volatile and may experience significant losses during periods of market stress affecting the financial sector.

Derivatives Risk. The Fund’s use of derivatives may involve risks different from, and potentially greater than, those associated with investing directly in securities or other traditional investments. Derivatives may be highly sensitive to changes in the value of underlying assets, reference rates or market conditions and may create leverage, resulting in amplified gains or losses. Derivatives may be difficult to value, may become illiquid and may not perform as intended. The Fund may be unable to terminate or offset derivative positions at advantageous times or prices. Derivatives also involve counterparty, operational, legal and documentation risks.

Leverage Risk. The Fund may employ leverage through derivatives, borrowings, reverse repurchase and repurchase agreements and other financing arrangements. The use of leverage may magnify the Fund’s gains and losses and increase the volatility of the Fund’s returns and net asset value. Leverage may cause the Fund to liquidate portfolio positions at unfavorable times or prices to satisfy margin calls, collateral requirements or repayment obligations. There can be no assurance that leveraging strategies will be successful.

Regulation S Securities Risk. Regulation S securities are securities offered outside the United States without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities may be subject to legal, contractual or market restrictions on resale and therefore may be less liquid than publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized in such transactions may be lower than the price originally paid by the Fund.

Issuers of Regulation S securities may not be subject to the same disclosure, reporting, governance or investor protection requirements applicable to issuers of publicly registered securities. As a result, information regarding such issuers may be more limited, less current or less transparent than information available for publicly traded issuers. Investments in Regulation S securities may involve greater valuation uncertainty, liquidity risk, credit risk and market risk than investments in publicly traded securities and may result in substantial losses.

To the extent the Fund obtains exposure to Regulation S securities through its investment in the Subsidiary, the Fund will be subject indirectly to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended, and therefore is not subject to all of the investor protections of that Act.

Subsidiary Risk. By investing through the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to all of the investor protections of that Act. Changes in Cayman Islands law, U.S. tax law or regulatory guidance could adversely affect the Fund's ability to operate through the Subsidiary and could negatively affect Fund shareholders.

Counterparty Risk. The Fund may be exposed to the risk that a counterparty to a derivatives transaction, repurchase agreement, reverse repurchase agreement, securities lending arrangement or other financial contract may fail or become unwilling to perform its obligations. Counterparty defaults or bankruptcies may result in significant delays, losses, increased costs or declines in the value of the Fund’s investments. Counterparty risk may increase during periods of financial market stress or reduced liquidity.

Liquidity Risk. Certain investments held by the Fund may be difficult to sell at the time, price or quantity desired. Market disruptions, economic events, reduced trading activity or adverse investor sentiment may impair the liquidity of the Fund’s investments. Reduced liquidity may make it more difficult for the Fund to value or dispose of investments and may cause the Fund to incur losses or accept unfavorable prices. Liquidity risk may be heightened for structured products, below investment grade securities, derivatives and certain foreign securities.

Market Risk. The market values of securities and other instruments held by the Fund may decline due to factors affecting markets generally or particular issuers, industries, sectors, countries or asset classes. Market conditions may change rapidly and unpredictably. Geopolitical events, inflation, rising interest rates, economic recessions, changes in government policy, trade disputes, armed conflicts, pandemics, banking sector instability and other events may adversely affect the markets in which the Fund invests.

Foreign Securities Risk. Investments in foreign securities involve risks not typically associated with U.S. investments. Foreign markets may be more volatile, less liquid and subject to different accounting, legal, political, regulatory and settlement standards than U.S. markets. Foreign issuers may be subject to less stringent disclosure requirements and there may be less publicly available information about such issuers. Currency fluctuations, political instability, trade barriers, nationalization, expropriation, sanctions or adverse governmental actions may negatively affect the Fund’s investments. The Adviser aims to mitigate these risks by focusing on the most liquid and regulated markets and hedging any associated currency risk to US Dollars.

Emerging Markets Risk. Investments in emerging market countries involve greater risks than investments in developed markets. Emerging market economies and financial markets may be less developed, less liquid and more volatile. Emerging markets may experience greater political instability, economic uncertainty, inflation, currency volatility, corruption, social unrest and weaker legal protections for investors. Settlement, custody and regulatory risks may also be heightened in emerging markets.

Currency Risk. The Fund may invest in securities denominated in foreign currencies or otherwise exposed to foreign currency fluctuations. Currency exchange rates may fluctuate significantly over short periods of time due to economic developments, central bank actions, political events, market speculation or other factors. The Adviser seeks to hedge all foreign currency exposure to US Dollars, however hedging strategies may not be successful and any movements in unhedged foreign currency exposure may reduce the value of the Fund’s investments or adversely affect returns.

Financials Sector Risk. To the extent the Fund invests significantly in securities issued by financial institutions, the Fund may be particularly sensitive to adverse developments affecting the financial services industry. Financial institutions may be adversely affected by changes in interest rates, credit losses, regulatory developments, capital requirements, liquidity pressures, market volatility, declining asset values, reputational concerns or broader economic conditions. The failure or perceived weakness of one or more financial institutions may negatively affect the entire sector.

Sovereign Debt Risk. Investments in sovereign debt obligations are subject to the risk that governmental entities may delay, restructure or fail to make timely payments of principal or interest. Sovereign issuers may be unable or unwilling to repay debt obligations due to political, economic or social factors. Sovereign debt restructurings may result in substantial losses to investors and legal remedies may be limited.

Convertible Securities Risk. Convertible securities are subject to both fixed income and equity market risks. The value of convertible securities may decline due to adverse movements in interest rates, issuer credit quality or the market price of the underlying equity security. Convertible securities may be subordinate to other debt obligations and may be more volatile than traditional debt instruments.

Preferred Securities Risk. Preferred securities are subject to credit risk, interest rate risk and liquidity risk. Preferred securities may be subordinated to other obligations of the issuer and may be more sensitive to changes in interest rates than other debt securities. Certain preferred securities may permit issuers to defer or suspend distributions for extended periods without triggering an event of default.

Senior Loans and CLO Risk. Investments in senior secured loans, loan participations, assignments and collateralized loan obligations (“CLOs”) are subject to credit risk, liquidity risk and valuation risk. Senior loans may be below investment grade and therefore subject to greater risk of default. CLO securities are subject to the risks associated with the underlying loan collateral and may experience substantial losses due to defaults, credit deterioration or market disruptions. Certain loan investments may be less liquid than traditional fixed income securities and may involve settlement delays.

Short Position Risk. The Fund may establish short positions through bonds, derivatives or other instruments. Short positions involve the risk that losses may exceed the original amount invested if the value of the referenced asset increases. Short positions may also increase portfolio volatility and transaction costs and may expose the Fund to additional counterparty and liquidity risks.

Duration Management Risk. The Adviser aims to replicate the duration profile of the Benchmark, however it may not achieve the intended results. The Fund’s duration positioning may cause the Fund to underperform during certain interest rate environments or market conditions. Hedging strategies used to manage duration may be imperfect or ineffective and may increase costs or reduce returns.

Quantitative Model Risk. The Adviser may rely on proprietary quantitative models, analytical tools and data-driven processes in managing the Fund. These models and processes may contain errors, omissions, flawed assumptions or limitations that may adversely affect investment decisions. Market behavior may differ significantly from historical patterns or model assumptions, particularly during periods of market stress or dislocation.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading, which may result in a high portfolio turnover rate. High portfolio turnover may increase transaction costs, brokerage expenses and taxable distributions to shareholders, which may adversely affect Fund performance.

Repurchase and Reverse Repurchase Agreement Risk. Repurchase and reverse repurchase agreements involve the risk that the counterparty may fail to honor its obligations. Reverse repurchase agreements may increase the Fund’s leverage exposure and may magnify gains and losses. In the event of a counterparty default or bankruptcy, the Fund could experience delays, losses or difficulties in recovering collateral or enforcing its rights.

Securities Lending Risk. The Fund may lend portfolio securities to generate additional income. Securities lending transactions involve the risk that the borrower may fail to return securities in a timely manner or at all. The Fund may experience losses if collateral investments decline in value or if there are delays in recovering loaned securities.

ETF and Investment Company Risk. Investments in ETFs and other investment companies subject the Fund to the risks associated with the underlying investments held by those entities. Shareholders of the Fund indirectly bear a proportionate share of the fees and expenses of such investment companies. ETFs may trade at a premium or discount to net asset value and may experience reduced liquidity during periods of market stress.

Valuation Risk. Certain investments held by the Fund, particularly derivatives, structured products, below investment grade securities and illiquid instruments, may be difficult to value. The value assigned to an investment may differ from the price the Fund is able to obtain upon sale. Valuation methodologies may be subjective and may result in fluctuations in the Fund’s net asset value.

Large Shareholder Risk. Large purchases or redemptions by shareholders, including institutional investors, intermediaries or affiliated funds, may adversely affect the Fund’s operations and performance. Significant redemptions may require the Fund to sell investments at unfavorable times or prices, increase transaction costs or accelerate taxable gains.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (XXX) XXX-XXXX.

Investment Adviser

Coolabah Investment Management (USA) Inc. is the investment adviser to the Fund.

Sub-Advisers

Coolabah Capital Institutional Investments Pty Limited ("CCII")

Sub-Sub-Adviser

Coolabah Capital Investments (USA) Inc.

Portfolio Managers

Christopher Joye, Chief Investment Officer of the Adviser, has served as a portfolio manager to the Fund since its inception.

Ashley Kabel, Co-Deputy Chief Investment Officer of the Adviser, has served as a portfolio manager to the Fund since its inception.

Roger Douglas, Co-Deputy Chief Investment Officer of the Adviser, has served as a portfolio manager to the Fund since its inception.

For important information about the purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

Coolabah Short Duration Alpha Bond Fund

Investment Objective

The Fund seeks to deliver a total return consisting of income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Class	Advisor Class
Management Fee	0.55%	0.55%
Distribution (12b-1) and Service Fees	None	0.25%
Other Expenses	—%	—%
Total Annual Fund Operating Expenses	0.55%	0.80%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Institutional Class	$56	$177
Advisor Class	$82	$255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in a diversified portfolio of U.S. and non U.S. fixed income securities and related instruments, including investment grade corporate debt securities, government and sovereign bonds, municipal bonds, covered bonds, mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), bank capital securities, contingent convertible securities (“CoCos”), hybrid securities, convertible securities, preferred securities and other income-producing instruments. The Fund may invest in securities of issuers located in both developed and emerging markets.

The Fund seeks to maintain a low overall interest rate duration profile and generally targets an average portfolio duration of less than three months. The Adviser may use derivatives, including government bond futures, interest rate futures and swaps, to manage the Fund’s duration profile independently from its underlying security selection.

The Fund is actively managed and utilizes a relative-value investment approach focused on identifying pricing inefficiencies across global investment grade credit and government bond markets. The Adviser employs a combination of quantitative analysis, fundamental credit research and macroeconomic analysis in seeking to identify securities and market exposures that the Adviser believes offer attractive risk-adjusted return characteristics relative to comparable instruments, sectors or markets.

The Adviser selects investments for the Fund based on a bottom-up analysis of individual investments which considers: (a) the fundamentals of the individual issuer of the fixed income or bond security in which it is proposed to invest, including its financial strength and credit quality and (b) the pricing, technical and structural features of the individual instrument to be acquired, including its rating, its relative priority or subordination within the capital structure of the issuer and any other structural features. The Adviser aims to generate returns for investors based on its security selection process and by buying bonds which it believes have a higher credit spread than is commensurate with the amount of risk attached to such investments (referred to as "alpha”) and to monetize this value through active management of the portfolio. This is in contrast to traditional fixed-income strategies that drive a higher portion of returns through adding more interest rate duration risk, credit default risk and/or illiquidity risk and which rely more on general market movements to drive returns (sometimes referred to as “beta”).

The Fund primarily invests in investment grade securities but may invest opportunistically in below investment grade securities, including high yield bonds, non-agency ABS and non-agency MBS. The Fund’s exposure to below investment grade securities generally is expected to range between 0% and 10% of net assets and will not exceed 15%. The Fund may invest in both fixed-rate and floating-rate instruments and may invest in senior and subordinated debt obligations. Securities that are not rated by a nationally recognized statistical rating organization may be assigned an internal rating by the Adviser using proprietary credit analysis methodologies.

The Fund may invest in contingent convertible securities (“CoCos”), which are dent instruments issued primarily by financial institutions that may be converted into equity securities or written down upon the occurrence of specified trigger events. The Fund’s investment in CoCos will not exceed 20% of its net assets.

The Fund may invest in ABS and MBS, including residential and commercial mortgage-backed securities. Investments may include non-agency securities that are not guaranteed by the U.S. government or its agencies. The Fund’s aggregate exposure to ABS generally is not expected to exceed 10% of net assets. The Adviser intends to focus primarily on higher quality investment grade securitized instruments.

The Fund may also invest in senior secured floating-rate loans, loan participations, assignments, collateralized loan obligations (“CLOs”) and other floating-rate instruments, subject to applicable limitations under the Investment Company Act of 1940, as amended. Exposure to such instruments may be obtained directly or indirectly through derivatives or other investment vehicles.

The Fund may invest in securities denominated in foreign currencies and may have exposure to emerging market issuers. Investments in emerging markets generally are expected to remain limited and ordinarily will not exceed 10% of net assets.

The Adviser dynamically allocates the Fund’s exposure among fixed income sectors and cash based on its assessment of market conditions, relative valuations and risk-adjusted opportunities. The Fund may maintain significant positions in cash, cash equivalents or short-term instruments for defensive purposes, liquidity management or pending investment opportunities.

The Fund may utilize derivatives for hedging, risk management, efficient portfolio management and investment purposes. These derivatives may include futures contracts, spot and forward currency contracts, interest rate swaps, credit default swaps, total return swaps, options on the aforementioned, and other derivatives referencing fixed income, credit, currency or equity markets. The Fund may use derivatives to manage interest rate duration, hedge currency exposure, reduce credit risk or obtain investment exposure more efficiently than through direct investments.

The Adviser may use derivatives and other instruments to establish limited short exposures for hedging or risk management purposes, including reducing the Fund’s sensitivity to interest rate or credit spread movements. The Fund does not intend to maintain a net short exposure to credit markets.

The Fund may hold cash, cash equivalents and short-term instruments, including commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities and money market instruments, as part of its liquidity management, defensive positioning or portfolio management strategies.

The Fund may seek to gain exposure to certain newly issued Regulation S securities through investments in Coolabah Short Duration Alpha Bond Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Regulation S securities are securities of U.S. and non-U.S. issuers that are offered outside the United States without registration with the Securities and Exchange Commission ("SEC") pursuant to Regulation S under the Securities Act of 1933, as amended. The Fund’s investment in the Subsidiary will not exceed [__]% of the Fund’s total assets.

The Subsidiary pursues the same investment objective and investment strategies as the Fund. The Subsidiary may invest without limitation in unregistered securities, including securities exempt from registration pursuant to Regulation S under the Securities Act of 1933. The Fund’s investment in the Subsidiary is intended to provide efficient access to certain investment opportunities that may be unavailable or less efficiently accessed through direct investment by the Fund. Except as otherwise noted in this Prospectus, references to the Fund’s investments, investment strategies and risks include the investments, investment strategies and risks of the Subsidiary.

The Fund may engage in active trading and portfolio repositioning in response to changing market opportunities, relative value considerations and macroeconomic developments, which may result in a higher rate of portfolio turnover. The Fund may invest in securities issued in primary or secondary markets and may also invest in exchange-traded funds (“ETFs”) or other investment companies to obtain efficient market exposure, subject to applicable limitations under the Investment Company Act of 1940, as amended.

The Fund may enter into repurchase agreements, reverse repurchase agreements and other financing transactions and may employ leverage through derivatives and other instruments to enhance returns, manage risk exposures or efficiently implement investment views. The use of leverage may increase the volatility of the Fund’s returns and may magnify gains and losses. The Adviser maintains risk management and exposure controls designed to monitor and manage risks associated with derivatives usage and leverage.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. The Fund is actively managed and its performance reflects investment decisions made by the Adviser. The Adviser’s judgments about markets, interest rates, credit conditions, relative valuations, issuer fundamentals, volatility, liquidity, macroeconomic trends and other factors may prove incorrect. The Adviser’s investment techniques, risk analyses and portfolio construction processes may fail to produce the intended results and the Fund may underperform its benchmark, peer funds or other investment strategies. There can be no assurance that the Adviser’s investment views, proprietary models or analytical frameworks will identify attractive investment opportunities or successfully manage risk.

Fixed Income Securities Risk. The Fund invests primarily in fixed income securities and therefore is subject to risks associated with debt investments generally. The market value of fixed income securities may fluctuate in response to changes in interest rates, inflation expectations, market liquidity, credit spreads, economic conditions, fiscal or monetary policy, investor sentiment and issuer-specific developments. Fixed income markets may experience periods of significant volatility, reduced liquidity and pricing dislocations, which may cause the value of the Fund’s investments to decline, sometimes rapidly and unpredictably.

Interest Rate Risk. Fixed income securities are generally sensitive to changes in interest rates. When interest rates rise, the value of fixed income securities typically declines, and securities with longer durations generally experience greater price sensitivity than securities with shorter durations. Interest rates may rise rapidly or unpredictably due to inflationary pressures, central bank policy changes, fiscal developments or changing market expectations. During periods of rising interest rates, the Fund’s investments may decline in value, and the Fund may experience heightened volatility and reduced liquidity. The Adviser aims to reduce the Fund’s overall interest rate exposure to less than three months through the use of derivatives to decrease its exposure to interest rate fluctuations.

Floating Rate Securities Risk. Although floating-rate instruments generally are less sensitive to changes in interest rates than fixed-rate instruments, floating-rate investments may decline in value or underperform fixed-rate securities under certain interest rate environments. Floating-rate instruments may be subject to credit risk, liquidity risk and valuation risk and may experience periods of reduced liquidity or market volatility. Changes in reference rates or disruptions in short-term funding markets may adversely affect the value or performance of floating-rate investments.

Credit Risk. The Fund is subject to the risk that an issuer, guarantor or counterparty may fail, or be perceived as likely to fail, to make timely payments of principal, interest or other obligations. Changes in an issuer’s actual or perceived financial condition may cause the value of the Fund’s investments to decline. Credit risk may be heightened during periods of economic stress, rising interest rates, market volatility or deteriorating business conditions. Actual or anticipated downgrades in credit ratings may adversely affect the market value, liquidity and volatility of the Fund’s investments.

Investment Grade Securities Risk. Although investment grade securities generally are considered to present lower credit risk than below investment grade securities, they remain subject to significant market, interest rate, credit, liquidity and downgrade risks. Investment grade securities may decline in value due to adverse economic conditions, changes in issuer fundamentals, market dislocations or reduced investor demand. Credit rating agencies may downgrade investment grade securities, which may result in increased volatility and reduced liquidity.

High Yield (“Junk Bond”) Risk. Below investment grade securities, commonly referred to as “high yield” or “junk” bonds, involve greater risks than higher-rated securities. High yield securities are considered speculative and are more sensitive to adverse economic conditions, changes in interest rates, issuer-specific developments and market sentiment. Issuers of high yield securities may be highly leveraged or financially distressed and may be unable to meet their obligations. High yield securities may be less liquid and more difficult to value, particularly during periods of market stress, and may experience sudden and substantial price declines.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are subject to a number of risks, including credit risk, liquidity risk, valuation risk, extension risk, prepayment risk and interest rate risk. The value of MBS and ABS may be adversely affected by changes in the performance of the underlying collateral, including mortgage loans, consumer loans, commercial loans or other receivables. Non-agency MBS and ABS are not guaranteed by the U.S. government or any government-sponsored entity and therefore are subject to greater credit and default risk. During periods of economic stress or declining real estate values, defaults on underlying collateral may increase significantly, potentially resulting in losses to the Fund.

Structured Products Risk. Structured products, including hybrid securities and other structured debt instruments, may be more volatile, less liquid and more difficult to value than traditional debt securities. Structured products may be highly sensitive to changes in interest rates, credit quality, market volatility, liquidity conditions or the value of underlying reference assets. These instruments may involve embedded leverage or complex features that increase the risk of loss. Market disruptions may adversely affect the liquidity and pricing of structured products.

Contingent Convertible Securities (“CoCos”) Risk. Contingent convertible securities (“CoCos”) are subject to unique and substantial risks. CoCos are hybrid capital instruments issued primarily by financial institutions and may be converted into equity securities or written down upon the occurrence of specified trigger events, including deterioration in the issuer’s capital position. Coupon payments on CoCos may be discretionary and may be canceled or suspended by the issuer or regulators. Holders of CoCos may lose some or all of their investment and may rank junior to other creditors in the issuer’s capital structure. CoCos may be highly volatile and may experience significant losses during periods of market stress affecting the financial sector.

Derivatives Risk. The Fund’s use of derivatives may involve risks different from, and potentially greater than, those associated with investing directly in securities or other traditional investments. Derivatives may be highly sensitive to changes in the value of underlying assets, reference rates or market conditions and may create leverage, resulting in amplified gains or losses. Derivatives may be difficult to value, may become illiquid and may not perform as intended. The Fund may be unable to terminate or offset derivative positions at advantageous times or prices. Derivatives also involve counterparty, operational, legal and documentation risks.

Leverage Risk. The Fund may employ leverage through derivatives, borrowings, reverse repurchase, and repurchase agreements and other financing arrangements. The use of leverage may magnify the Fund’s gains and losses and increase the volatility of the Fund’s returns and net asset value. Leverage may cause the Fund to liquidate portfolio positions at unfavorable times or prices to satisfy margin calls, collateral requirements or repayment obligations. There can be no assurance that leveraging strategies will be successful.

Regulation S Securities Risk. Regulation S securities are securities offered outside the United States without registration with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S securities may be subject to legal, contractual or market restrictions on resale and therefore may be less liquid than publicly traded securities. Although Regulation S securities may be resold in privately negotiated transactions, the price realized in such transactions may be lower than the price originally paid by the Fund.

Issuers of Regulation S securities may not be subject to the same disclosure, reporting, governance or investor protection requirements applicable to issuers of publicly registered securities. As a result, information regarding such issuers may be more limited, less current or less transparent than information available for publicly traded issuers. Investments in Regulation S securities may involve greater valuation uncertainty, liquidity risk, credit risk and market risk than investments in publicly traded securities and may result in substantial losses.

To the extent the Fund obtains exposure to Regulation S securities through its investment in the Subsidiary, the Fund will be subject indirectly to the risks associated with the Subsidiary's investments.

Subsidiary Risk. By investing through the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to all of the investor protections of that Act. Changes in Cayman Islands law, U.S. tax law or regulatory guidance could adversely affect the Fund's ability to operate through the Subsidiary and could negatively affect Fund shareholders.

Counterparty Risk. The Fund may be exposed to the risk that a counterparty to a derivatives transaction, repurchase agreement, reverse repurchase agreement, securities lending arrangement or other financial contract may fail or become unwilling to perform its obligations. Counterparty defaults or bankruptcies may result in significant delays, losses, increased costs or declines in the value of the Fund’s investments. Counterparty risk may increase during periods of financial market stress or reduced liquidity.

Liquidity Risk. Certain investments held by the Fund may be difficult to sell at the time, price or quantity desired. Market disruptions, economic events, reduced trading activity or adverse investor sentiment may impair the liquidity of the Fund’s investments. Reduced liquidity may make it more difficult for the Fund to value or dispose of investments and may cause the Fund to incur losses or accept unfavorable prices. Liquidity risk may be heightened for structured products, below investment grade securities, and derivatives.

Market Risk. The market values of securities and other instruments held by the Fund may decline due to factors affecting markets generally or particular issuers, industries, sectors, countries or asset classes. Market conditions may change rapidly and unpredictably. Geopolitical events, inflation, rising interest rates, economic recessions, changes in government policy, trade disputes, armed conflicts, pandemics, banking sector instability and other events may adversely affect the markets in which the Fund invests.

Foreign Securities Risk. Investments in foreign securities involve risks not typically associated with U.S. investments. Foreign markets may be more volatile, less liquid and subject to different accounting, legal, political, regulatory and settlement standards than U.S. markets. Foreign issuers may be subject to less stringent disclosure requirements and there may be less publicly available information about such issuers. Currency fluctuations, political instability, trade barriers, nationalization, expropriation, sanctions or adverse governmental actions may negatively affect the Fund’s investments. The Adviser aims to mitigate these risks by focusing on the most liquid and regulated markets and hedging any associated currency risk to US Dollars.

Emerging Markets Risk. Investments in emerging market countries involve greater risks than investments in developed markets. Emerging market economies and financial markets may be less developed, less liquid and more volatile. Emerging markets may experience greater political instability, economic uncertainty, inflation, currency volatility, corruption, social unrest and weaker legal protections for investors. Settlement, custody and regulatory risks may also be heightened in emerging markets.

Currency Risk. The Fund may invest in securities denominated in foreign currencies or otherwise exposed to foreign currency fluctuations. Currency exchange rates may fluctuate significantly over short periods of time due to economic developments, central bank actions, political events, market speculation or other factors The Adviser seeks to hedge all foreign currency exposure to US Dollars, however hedging strategies may not be successful and any movements in unhedged foreign currency exposure may reduce the value of the Fund’s investments or adversely affect returns.

Financials Sector Risk. To the extent the Fund invests significantly in securities issued by financial institutions, the Fund may be particularly sensitive to adverse developments affecting the financial services industry. Financial institutions may be adversely affected by changes in interest rates, credit losses, regulatory developments, capital requirements, liquidity pressures, market volatility, declining asset values, reputational concerns or broader economic conditions. The failure or perceived weakness of one or more financial institutions may negatively affect the entire sector.

Sovereign Debt Risk. Investments in sovereign debt obligations are subject to the risk that governmental entities may delay, restructure or fail to make timely payments of principal or interest. Sovereign issuers may be unable or unwilling to repay debt obligations due to political, economic or social factors. Sovereign debt restructurings may result in substantial losses to investors and legal remedies may be limited.

Convertible Securities Risk. Convertible securities are subject to both fixed income and equity market risks. The value of convertible securities may decline due to adverse movements in interest rates, issuer credit quality or the market price of the underlying equity security. Convertible securities may be subordinate to other debt obligations and may be more volatile than traditional debt instruments.

Preferred Securities Risk. Preferred securities are subject to credit risk, interest rate risk and liquidity risk. Preferred securities may be subordinated to other obligations of the issuer and may be more sensitive to changes in interest rates than other debt securities. Certain preferred securities may permit issuers to defer or suspend distributions for extended periods without triggering an event of default.

Senior Loans and CLO Risk. Investments in senior secured loans, loan participations, assignments and collateralized loan obligations (“CLOs”) are subject to credit risk, liquidity risk and valuation risk. Senior loans may be below investment grade and therefore subject to greater risk of default. CLO securities are subject to the risks associated with the underlying loan collateral and may experience substantial losses due to defaults, credit deterioration or market disruptions. Certain loan investments may be less liquid than traditional fixed income securities and may involve settlement delays.

Short Position Risk. The Fund’s use of short positions through bonds, derivatives or other instruments may result in losses if the value of the referenced asset increases. Short positions may also increase portfolio volatility and transaction costs and may expose the Fund to additional counterparty and liquidity risks.

Duration Management Risk. The Adviser’s aims to replicate the duration profile of the Benchmark, however it may not achieve the intended results. The Fund’s duration positioning may cause the Fund to underperform during certain interest rate environments or market conditions. Hedging strategies used to manage duration may be imperfect or ineffective and may increase costs or reduce returns.

Quantitative Model Risk. The Adviser may rely on proprietary quantitative models, analytical tools and data-driven processes in managing the Fund. These models and processes may contain errors, omissions, flawed assumptions or limitations that may adversely affect investment decisions. Market behavior may differ significantly from historical patterns or model assumptions, particularly during periods of market stress or dislocation.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading, which may result in a high portfolio turnover rate. High portfolio turnover may increase transaction costs, brokerage expenses and taxable distributions to shareholders, which may adversely affect Fund performance.

Repurchase and Reverse Repurchase Agreement Risk. Repurchase and reverse repurchase agreements involve the risk that the counterparty may fail to honor its obligations. Reverse repurchase agreements may increase the Fund’s leverage exposure and may magnify gains and losses. In the event of a counterparty default or bankruptcy, the Fund could experience delays, losses or difficulties in recovering collateral or enforcing its rights.

Securities Lending Risk. The Fund may lend portfolio securities to generate additional income. Securities lending transactions involve the risk that the borrower may fail to return securities in a timely manner or at all. The Fund may experience losses if collateral investments decline in value or if there are delays in recovering loaned securities.

ETF and Investment Company Risk. Investments in ETFs and other investment companies subject the Fund to the risks associated with the underlying investments held by those entities. Shareholders of the Fund indirectly bear a proportionate share of the fees and expenses of such investment companies. ETFs may trade at a premium or discount to net asset value and may experience reduced liquidity during periods of market stress.

Valuation Risk. Certain investments held by the Fund, particularly derivatives, structured products, below investment grade securities and illiquid instruments, may be difficult to value. The value assigned to an investment may differ from the price the Fund is able to obtain upon sale. Valuation methodologies may be subjective and may result in fluctuations in the Fund’s net asset value.

Large Shareholder Risk. Large purchases or redemptions by shareholders, including institutional investors, intermediaries or affiliated funds, may adversely affect the Fund’s operations and performance. Significant redemptions may require the Fund to sell investments at unfavorable times or prices, increase transaction costs or accelerate taxable gains.

Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (XXX) XXX-XXXX.

Investment Adviser

Coolabah Investment Management (USA) Inc. is the investment adviser to the Fund.

Sub-Adviser

Coolabah Capital Institutional Investments Pty Limited ("CCII")

Sub-Sub-Adviser

Coolabah Capital Investments (USA) Inc.

Portfolio Managers

Christopher Joye, Chief Investment Officer of the Adviser, has served as a portfolio manager to the Fund since its inception.

Ashley Kabel, Co-Deputy Chief Investment Officer of the Adviser, has served as a portfolio manager to the Fund since its inception.

Roger Douglas, Co-Deputy Chief Investment Officer of the Adviser, has served as a portfolio manager to the Fund since its inception.

For important information about the purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.

Except for Fundamental Restrictions described in the Registrant’s Statement of Additional Information (“SAI”), the Registrant’s Board (the “Board”) may change any Fund’s objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that each Fund will meet its objective.

Each Fund is designed to be a portion of an investor’s portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment; it is possible to lose money by investing in a Fund.

Additional Investment Information

Each Fund's investment objective, principal investment strategies and principal risks are described in the applicable Fund Summary section of this Prospectus. The information below provides additional information regarding certain investment practices and risks that may apply to one or more Funds.

Active Management

Each Fund is actively managed. The success of a Fund depends on the Adviser’s ability to identify investment opportunities and manage portfolio risks consistent with the Fund’s investment objective. The Adviser’s judgments regarding securities, markets, interest rates, credit conditions, currencies, economic trends and other factors may prove incorrect. There can be no assurance that the Adviser’s investment techniques, analyses or risk management processes will produce the desired results.

Quantitative and Analytical Models

The Adviser may utilize proprietary quantitative models, analytical tools and other data-driven processes in connection with portfolio management and risk assessment. These models and tools may incorporate assumptions, historical data and other inputs that may prove to be incorrect, incomplete or unreliable. Market behavior may differ from model expectations, particularly during periods of market stress or dislocation, which could adversely affect Fund performance.

Liquidity Risk Management

Each Fund has adopted and implemented a liquidity risk management program pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The program is designed to assess and manage each Fund’s liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of the remaining shareholders' interests.

Temporary Defensive Positions

For temporary defensive purposes or during unusual market conditions, a Fund may depart from its principal investment strategies and invest in cash, cash equivalents or other short-term investments. During such periods, a Fund may not achieve its investment objective.

Securities Lending

Each Fund may lend portfolio securities to approved borrowers in an effort to generate additional income. Securities lending involves risks, including borrower default risk, collateral investment risk and operational risk. Additional information regarding securities lending is provided in the Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Funds. Each Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that a Fund will meet its investment objective. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests directly or indirectly can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease. Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies and derivative securities.

References in this rest of this section to the “Fund” are to any one of the Funds referenced in the particular sub-section.

Risks of Both Funds

Active Management Risk. The Fund is actively managed and its performance reflects investment decisions made by the Adviser. The Adviser’s judgments about markets, interest rates, credit conditions, relative valuations, issuer fundamentals, volatility, liquidity, macroeconomic trends and other factors may prove incorrect. The Adviser’s investment techniques, risk analyses and portfolio construction processes may fail to produce the desired results and the Fund may underperform its benchmark, peer funds or other investment strategies. There can be no assurance that the Adviser’s investment views, proprietary models or analytical frameworks will identify attractive investment opportunities or successfully manage risk.

Fixed Income Securities Risk. The Fund invests primarily in fixed income securities and therefore is subject to risks associated with debt investments generally. The market value of fixed income securities may fluctuate in response to changes in interest rates, inflation expectations, market liquidity, credit spreads, economic conditions, fiscal or monetary policy, investor sentiment and issuer-specific developments. Fixed income markets may experience periods of significant volatility, reduced liquidity and pricing dislocations, which may cause the value of the Fund’s investments to decline, sometimes rapidly and unpredictably.

Interest Rate Risk (. Fixed income securities are generally sensitive to changes in interest rates. When interest rates rise, the value of fixed income securities typically declines, and securities with longer durations generally experience greater price sensitivity than securities with shorter durations. Interest rates may rise rapidly or unpredictably due to inflationary pressures, central bank policy changes, fiscal developments or changing market expectations. During periods of rising interest rates, the Fund’s investments may decline in value, and the Fund may experience heightened volatility and reduced liquidity. For the Coolabah Core Alpha Bond Fund, the use of derivatives and duration management techniques may increase exposure to interest rate fluctuations.

Credit Risk. The Fund is subject to the risk that an issuer, guarantor or counterparty may fail, or be perceived as likely to fail, to make timely payments of principal, interest or other obligations. Changes in an issuer’s actual or perceived financial condition may cause the value of the Fund’s investments to decline. Credit risk may be heightened during periods of economic stress, rising interest rates, market volatility or deteriorating business conditions. Actual or anticipated downgrades in credit ratings may adversely affect the market value, liquidity and volatility of the Fund’s investments.

Investment Grade Securities Risk. Although investment grade securities generally are considered to present lower credit risk than below investment grade securities, they remain subject to significant market, interest rate, credit, liquidity and downgrade risks. Investment grade securities may decline in value due to adverse economic conditions, changes in issuer fundamentals, market dislocations or reduced investor demand. Credit rating agencies may downgrade investment grade securities, which may result in increased volatility and reduced liquidity.

High Yield (“Junk Bond”) Risk. Below investment grade securities, commonly referred to as “high yield” or “junk” bonds, involve greater risks than higher-rated securities. High yield securities are considered speculative and are more sensitive to adverse economic conditions, changes in interest rates, issuer-specific developments and market sentiment. Issuers of high yield securities may be highly leveraged or financially distressed and may be unable to meet their obligations. High yield securities may be less liquid and more difficult to value, particularly during periods of market stress, and may experience sudden and substantial price declines.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are subject to a number of risks, including credit risk, liquidity risk, valuation risk, extension risk, prepayment risk and interest rate risk. The value of MBS and ABS may be adversely affected by changes in the performance of the underlying collateral, including mortgage loans, consumer loans, commercial loans or other receivables. Non-agency MBS and ABS are not guaranteed by the U.S. government or any government-sponsored entity and therefore are subject to greater credit and default risk. During periods of economic stress or declining real estate values, defaults on underlying collateral may increase significantly, potentially resulting in losses to the Fund.

Structured Products Risk. Structured products, including hybrid securities and other structured debt instruments, may be more volatile, less liquid and more difficult to value than traditional debt securities. Structured products may be highly sensitive to changes in interest rates, credit quality, market volatility, liquidity conditions or the value of underlying reference assets. These instruments may involve embedded leverage or complex features that increase the risk of loss. Market disruptions may adversely affect the liquidity and pricing of structured products.

Contingent Convertible Securities (“CoCos”) Risk. Contingent convertible securities (“CoCos”) are subject to unique and substantial risks. CoCos are hybrid capital instruments issued primarily by financial institutions and may be converted into equity securities or written down upon the occurrence of specified trigger events, including deterioration in the issuer’s capital position. Coupon payments on CoCos may be discretionary and may be canceled or suspended by the issuer or regulators. Holders of CoCos may lose some or all of their investment and may rank junior to other creditors in the issuer’s capital structure. CoCos may be highly volatile and may experience significant losses during periods of market stress affecting the financial sector.

Derivatives Risk. The Fund’s use of derivatives may involve risks different from, and potentially greater than, those associated with investing directly in securities or other traditional investments. Derivatives may be highly sensitive to changes in the value of underlying assets, reference rates or market conditions and may create leverage, resulting in amplified gains or losses. Derivatives may be difficult to value, may become illiquid and may not perform as intended. The Fund may be unable to terminate or offset derivative positions at advantageous times or prices. Derivatives also involve counterparty, operational, legal and documentation risks.

Leverage Risk. The Fund may employ leverage through derivatives, borrowings, reverse repurchase and repurchase agreements and other financing arrangements. The use of leverage may magnify the Fund’s gains and losses and increase the volatility of the Fund’s returns and net asset value. Leverage may cause the Fund to liquidate portfolio positions at unfavorable times or prices to satisfy margin calls, collateral requirements or repayment obligations. There can be no assurance that leveraging strategies will be successful.

Regulation S Securities Risk. The Funds may obtain exposure to Regulation S securities directly or indirectly through their respective investments in their Cayman Islands subsidiaries. Regulation S securities are securities of U.S. and non-U.S. issuers that are offered outside the United States without registration with the Securities and Exchange Commission ("SEC") pursuant to Regulation S under the Securities Act of 1933, as amended.

Regulation S securities may be subject to legal, contractual or market restrictions on resale and therefore may be less liquid than publicly traded securities or securities registered with the SEC. As a result, the Funds may be unable to sell such securities at desired times or prices or may be required to dispose of such securities at a discount. Although

Regulation S securities may be resold in privately negotiated transactions, the price realized in such transactions may be lower than the price originally paid by a Fund.

Issuers of Regulation S securities may not be subject to the same disclosure, reporting, governance, accounting or investor protection requirements applicable to issuers of publicly registered securities. Consequently, information concerning such issuers may be more limited, less current or less transparent than information available for publicly traded issuers. This may make it more difficult for the Adviser to evaluate issuers, assess risks or determine the fair value of such investments.

Regulation S securities may involve greater valuation uncertainty, liquidity risk, credit risk, market risk and operational risk than publicly traded securities. Because trading markets for Regulation S securities may be limited or intermittent, valuation of such investments may require the use of fair value methodologies, which involve subjective judgments and may result in values that differ from prices that could be obtained upon sale.

Investments in Regulation S securities may be more speculative than investments in comparable publicly traded securities and may expose the Funds to a greater risk of loss. Accordingly, investments in Regulation S securities may result in substantial losses to the Funds.

Subsidiary Risk. Each Fund may obtain exposure to certain investments through a wholly owned subsidiary organized under the laws of the Cayman Islands (each, a "Subsidiary"). By investing through its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary's investments, including the risks of Regulation S securities and other instruments held by the Subsidiary.

Although each Subsidiary is advised by Coolabah and pursues the same investment objective as its respective Fund, the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore is not subject to all of the investor protections of the 1940 Act. However, each Fund wholly owns and controls its Subsidiary, and the Subsidiary is managed pursuant to compliance policies and procedures designed to provide protections comparable to those applicable to the Fund.

Changes in the laws, regulations, tax rules or regulatory interpretations of the United States, the Cayman Islands or other jurisdictions could adversely affect a Subsidiary's operations or a Fund's ability to utilize the Subsidiary as part of its investment strategy. Any such changes could impair a Fund's ability to achieve its investment objective and could adversely affect Fund performance.

Because a Subsidiary may invest without limitation in certain investments that are subject to restrictions or limitations at the Fund level, a Fund's investment in its Subsidiary may increase the Fund's exposure to the risks associated with such investments. In addition, a Subsidiary's investments may be less liquid, more difficult to value and more volatile than investments held directly by a Fund.

A Fund bears the expenses of its Subsidiary and therefore indirectly bears the costs associated with the Subsidiary's operations. There can be no assurance that the investment strategies implemented through a Subsidiary will be successful or that a Fund's investment in its Subsidiary will achieve the intended results.

Counterparty Risk. The Fund may be exposed to the risk that a counterparty to a derivatives transaction, repurchase agreement, reverse repurchase agreement, securities lending arrangement or other financial contract may fail or become unwilling to perform its obligations. Counterparty defaults or bankruptcies may result in significant delays, losses, increased costs or declines in the value of the Fund’s investments. Counterparty risk may increase during periods of financial market stress or reduced liquidity.

Liquidity Risk. Certain investments held by the Fund may be difficult to sell at the time, price or quantity desired. Market disruptions, economic events, reduced trading activity or adverse investor sentiment may impair the liquidity of the Fund’s investments. Reduced liquidity may make it more difficult for the Fund to value or dispose of investments and may cause the Fund to incur losses or accept unfavorable prices. Liquidity risk may be heightened for structured products, below investment grade securities, derivatives and certain foreign securities.

Market Risk. The market values of securities and other instruments held by the Fund may decline due to factors affecting markets generally or particular issuers, industries, sectors, countries or asset classes. Market conditions may change rapidly and unpredictably. Geopolitical events, inflation, rising interest rates, economic recessions, changes in government policy, trade disputes, armed conflicts, pandemics, banking sector instability and other events may adversely affect the markets in which the Fund invests.

Foreign Securities Risk. Investments in foreign securities involve risks not typically associated with U.S. investments. Foreign markets may be more volatile, less liquid and subject to different accounting, legal, political, regulatory and settlement standards than U.S. markets. Foreign issuers may be subject to less stringent disclosure requirements and there may be less publicly available information about such issuers. Currency fluctuations, political instability, trade barriers, nationalization, expropriation, sanctions or adverse governmental actions may negatively affect the Fund’s investments. The Adviser aims to mitigate these risks by focusing on the most liquid and regulated markets and hedging any associated currency risk to US Dollars.

Emerging Markets Risk. Investments in emerging market countries involve greater risks than investments in developed markets. Emerging market economies and financial markets may be less developed, less liquid and more volatile. Emerging markets may experience greater political instability, economic uncertainty, inflation, currency volatility, corruption, social unrest and weaker legal protections for investors. Settlement, custody and regulatory risks may also be heightened in emerging markets.

Currency Risk. The Fund may invest in securities denominated in foreign currencies or otherwise exposed to foreign currency fluctuations. Currency exchange rates may fluctuate significantly over short periods of time due to economic developments, central bank actions, political events, market speculation or other factors. The Adviser seeks to hedge all foreign currency exposure to US Dollars, however hedging strategies may not be successful and any movements in unhedged foreign currency exposure may reduce the value of the Fund’s investments or adversely affect returns.

Financials Sector Risk. To the extent the Fund invests significantly in securities issued by financial institutions, the Fund may be particularly sensitive to adverse developments affecting the financial services industry. Financial institutions may be adversely affected by changes in interest rates, credit losses, regulatory developments, capital requirements, liquidity pressures, market volatility, declining asset values, reputational concerns or broader economic conditions. The failure or perceived weakness of one or more financial institutions may negatively affect the entire sector.

Sovereign Debt Risk. Investments in sovereign debt obligations are subject to the risk that governmental entities may delay, restructure or fail to make timely payments of principal or interest. Sovereign issuers may be unable or unwilling to repay debt obligations due to political, economic or social factors. Sovereign debt restructurings may result in substantial losses to investors and legal remedies may be limited.

Convertible Securities Risk. Convertible securities are subject to both fixed income and equity market risks. The value of convertible securities may decline due to adverse movements in interest rates, issuer credit quality or the market price of the underlying equity security. Convertible securities may be subordinate to other debt obligations and may be more volatile than traditional debt instruments.

Preferred Securities Risk. Preferred securities are subject to credit risk, interest rate risk and liquidity risk. Preferred securities may be subordinated to other obligations of the issuer and may be more sensitive to changes in interest rates than other debt securities. Certain preferred securities may permit issuers to defer or suspend distributions for extended periods without triggering an event of default.

Senior Loans and CLO Risk. Investments in senior secured loans, loan participations, assignments and collateralized loan obligations (“CLOs”) are subject to credit risk, liquidity risk and valuation risk. Senior loans may be below investment grade and therefore subject to greater risk of default. CLO securities are subject to the risks associated with the underlying loan collateral and may experience substantial losses due to defaults, credit deterioration or market disruptions. Certain loan investments may be less liquid than traditional fixed income securities and may involve settlement delays.

Short Position Risk. The Fund’s use of short positions through derivatives or other instruments may result in losses if the value of the referenced asset increases. Short positions may also increase portfolio volatility and transaction costs and may expose the Fund to additional counterparty and liquidity risks.

Duration Management Risk. The Adviser’s aims to replicate the duration profile of the Benchmark, however it may not achieve the intended results. The Fund’s duration positioning may cause the Fund to underperform during certain interest rate environments or market conditions. Hedging strategies used to manage duration may be imperfect or ineffective and may increase costs or reduce returns.

Quantitative Model Risk. The Adviser may rely on proprietary quantitative models, analytical tools and data-driven processes in managing the Fund. These models and processes may contain errors, omissions, flawed assumptions or limitations that may adversely affect investment decisions. Market behavior may differ significantly from historical patterns or model assumptions, particularly during periods of market stress or dislocation.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading, which may result in a high portfolio turnover rate. High portfolio turnover may increase transaction costs, brokerage expenses and taxable distributions to shareholders, which may adversely affect Fund performance.

Repurchase and Reverse Repurchase Agreement Risk. Repurchase and reverse repurchase agreements involve the risk that the counterparty may fail to honor its obligations. Reverse repurchase agreements may increase the Fund’s leverage exposure and may magnify gains and losses. In the event of a counterparty default or bankruptcy, the Fund could experience delays, losses or difficulties in recovering collateral or enforcing its rights.

Securities Lending Risk. The Fund may lend portfolio securities to generate additional income. Securities lending transactions involve the risk that the borrower may fail to return securities in a timely manner or at all. The Fund may experience losses if collateral investments decline in value or if there are delays in recovering loaned securities.

ETF and Investment Company Risk. Investments in ETFs and other investment companies subject the Fund to the risks associated with the underlying investments held by those entities. Shareholders of the Fund indirectly bear a proportionate share of the fees and expenses of such investment companies. ETFs may trade at a premium or discount to net asset value and may experience reduced liquidity during periods of market stress.

Valuation Risk. Certain investments held by the Fund, particularly derivatives, structured products, below investment grade securities and illiquid instruments, may be difficult to value. The value assigned to an investment may differ from the price the Fund is able to obtain upon sale. Valuation methodologies may be subjective and may result in fluctuations in the Fund’s net asset value.

Large Shareholder Risk. Large purchases or redemptions by shareholders, including institutional investors, intermediaries or affiliated funds, may adversely affect the Fund’s operations and performance. Significant redemptions may require the Fund to sell investments at unfavorable times or prices, increase transaction costs or accelerate taxable gains.

Risks of Coolabah Core Alpha Bond Fund Only

U.S. Aggregate Bond Market Risk. Because the Fund seeks to outperform the Bloomberg US Aggregate USD Hedged Index while maintaining a duration profile generally similar to the Benchmark, the Fund may be particularly sensitive to broad investment grade bond market movements, including changes in interest rates, credit spreads and overall fixed income market sentiment.

Intermediate Duration Risk. The Fund’s targeted duration profile, which generally approximates the duration of the Bloomberg US Aggregate USD Hedged Index, may cause the Fund to experience greater sensitivity to changes in interest rates than shorter-duration fixed income funds.

Benchmark-Aware Duration Overlay Risk. The Fund utilizes duration overlay strategies involving futures, swaps and other derivatives to align portfolio duration with benchmark duration targets. These strategies may not perform as intended and may increase volatility, leverage exposure, transaction costs and counterparty risk.

Greater Interest Rate Sensitivity Risk. Because the Fund may maintain materially longer duration exposure than ultra-short or floating-rate strategies, the Fund may experience greater price volatility during periods of rising interest rates or changing yield curve conditions.

Risks of Coolabah Short Duration Alpha Bond Fund Only

Floating Rate Securities Risk. Although floating-rate instruments generally are less sensitive to changes in interest rates than fixed-rate instruments, floating-rate investments may decline in value or underperform fixed-rate securities under certain interest rate environments. Floating-rate instruments may be subject to credit risk, liquidity risk and valuation risk and may experience periods of reduced liquidity or market volatility. Changes in reference rates or disruptions in short-term funding markets may adversely affect the value or performance of floating-rate investments.

Low Duration / Short Duration Risk. The Fund’s short-duration positioning may cause the Fund to underperform longer-duration fixed income strategies during periods in which longer-duration securities outperform short-duration securities, including periods of declining interest rates.

Cash Benchmark Risk. Because the Fund seeks returns in excess of cash-based benchmarks such as the Effective Federal Funds Rate (“EFFR”) plus a specified spread, the Fund may assume greater credit, liquidity or market risk than traditional cash management or money market strategies in pursuit of enhanced returns.

Enhanced Cash Strategy Risk. The Fund is not a money market fund and is not designed to maintain a stable net asset value. Although the Fund seeks to maintain a relatively low duration profile, the Fund’s investments and investment techniques may result in fluctuations in net asset value and periods of negative performance.

Reference Rate Risk. The Fund’s floating-rate investments and derivatives exposure may reference short-term interest rates or benchmark rates, including the Effective Federal Funds Rate (“EFFR”) and other reference rates. Changes in reference rates or disruptions affecting benchmark rate publication or market acceptance may adversely affect the Fund’s investments or borrowing costs.

MANAGEMENT

The Investment Adviser

Coolabah Investment Management (USA) Inc. (the “Adviser”), 1395 Brickell Avenue, Suite 740, Miami, Florida 33131, serves as investment adviser to the Funds. Subject to the authority of the Board, the Adviser is responsible for management of each Fund's investment portfolio. The Adviser is responsible for selecting each Fund's investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in April 2026. The Adviser, the Sub-Adviser, and Sub-Sub- Advisers, are wholly-owned subsidiaries of Coolabah Capital Investments Pty Limited, an Australian corporation, and part of the Coolabah Group. The Coolabah Group serves as, and is designated as investment adviser, trustee or investment manager to other institutions, sub-advised separately managed accounts and ETFs. As of June, 2026, the Coolabah Group had approximately $14 billion in assets under management.

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser is responsible for the day-to-day management of each Fund’s investments. The Adviser also: (i) furnishes the Funds with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, at the annual rate of 0.55% of the Fund’s average daily net assets.

In rendering investment advisory services to the Funds, the Adviser may use the resources of certain of its foreign (non-U.S.) affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), to provide portfolio management, research, trading and other investment advisory services to the Funds. These foreign (non-U.S.) affiliates may provide services to the Funds through a “participating affiliate” arrangement, as that term is used in guidance issued by the SEC staff allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under this participating affiliate arrangement, each such Participating Affiliate and any of their respective employees who provide services to the Funds are considered to be “associated persons” of the Adviser (as that term is defined in the Advisers Act) and are subject to supervision of the Adviser In this regard, Coolabah Capital (UK) Limited, a corporation organized under the laws of England and Wales, and Coolabah Capital Investments (Bahamas) Inc., a corporation organized under the laws of The Bahamas, each may provide investment research, portfolio analysis, trading support, market intelligence and other investment advisory services to the Funds. All such participating affiliate personnel are subject to the Adviser's compliance policies and procedures, code of ethics and regulatory supervision.

Sub-Adviser

Coolabah Capital Institutional Investments Pty Limited (the "Sub-Adviser"), an Australian corporation, whose address is Level 3, 1 Bligh Street, Sydney NSW 2000 Australia, serves as Sub-Adviser to the Funds. The Sub-Adviser assists the Adviser in managing the assets of the Funds and their wholly owned Cayman Islands subsidiaries, continuously reviews, supervises and administers the investment programs of the Funds and determines the securities and other investments to be purchased, sold or otherwise held by the Funds. The Sub-Adviser is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies adopted by the Board of Trustees.

The Sub-Adviser was organized in May, 13 2015. As of May 31, 2026, the Sub-Adviser had approximately $13 billion in assets under management.

Sub-Sub-Adviser

Coolabah Capital Investments (USA) Inc. ("CCIUS"), a Delaware corporation, whose address is 1395 Brickell Avenue, Suite 740, Miami, FL 33131, United States, serves as a Sub-Sub-Adviser to the Funds. CCIUS assists the Adviser and the Sub-Adviser in managing the assets of the Funds and may provide investment research, portfolio analysis, trading support, market intelligence and other investment advisory services with respect to the Funds' investment programs. CCIUS performs its responsibilities subject to the supervision of the Adviser and the Sub-Adviser and in accordance with each Fund's investment objective, policies and restrictions.

CCIUS is registered with the Commodity Futures Trading Commission ("CFTC") as a commodity pool operator and currently serves as an Exempt Reporting Adviser with the Securities and Exchange Commission ("SEC"). CCIUS was organized on September, 16 2024. As of May 31, 2026, CCIUS had approximately $1.36 billion in assets under management.

A discussion regarding the basis for the Board approving the Investment Advisory Agreement for the Funds will be available in the Funds' semi-annual report filed on Form N-CSR once that report is produced.

The Portfolio Managers

The Funds are managed on a day-to-day basis by Christopher Joye, Ashley Kabel, and Roger Douglas.

Christopher Joye, Chief Investment Officer of the Adviser, has served as a portfolio manager to the Fund since its inception. Mr. Joye founded Coolabah in 2011 and serves as Chief Investment Officer and Senior Portfolio Manager. He is responsible for investment decisioning, portfolio management, research and asset pricing, and general business management. Prior to founding Coolabah, Mr. Joye worked at Goldman Sachs in London and Sydney, the Reserve Bank of Australia, and founded Rismark International, a research and investment group. Mr. Joye received Joint First Class Honours in Economics and Finance and the University Medal in Economics and Finance from the University of Sydney, and studied in the PhD program at Cambridge University.

Ashley Kabel, Co-Deputy Chief Investment Officer of the Adviser, has served as a portfolio manager to the Fund since its inception. Mr. Kabel joined Coolabah in 2017 and serves as Senior Portfolio Manager and Deputy Chief Investment Officer. He helps lead Coolabah’s portfolio management and research efforts. Prior to joining Coolabah, Mr. Kabel was Director of Quantitative Strategies at The Cambridge Strategy in London from 2012 to 2016, where he managed quantitative foreign exchange strategies. Before that, he worked at Invesco from 2005 to 2012 as an investment analyst with portfolio management responsibilities across foreign exchange, equities and fixed income. Mr. Kabel graduated with honours degrees in Law and Software Engineering from the University of Melbourne.

Roger Douglas, Co-Deputy Chief Investment Officer of the Adviser, has served as a portfolio manager to the Fund since its inception. Mr. Douglas joined Coolabah in 2022 and serves as Senior Portfolio Manager, Deputy Chief Investment Officer and Co-Head of Interest Rate Trading. He is based in Coolabah’s London and Sydney offices. Prior to joining Coolabah, Mr. Douglas was a portfolio manager and Co-Head of Fixed-Income Solutions EMEA at Deutsche Asset Management, where he was jointly responsible for credit strategies and managed a team of portfolio managers. He previously held senior trading roles at Deutsche Bank in London, including Managing Director, Global Rates Trading, and Co-Head of Longevity Markets Trading. Mr. Douglas received a Masters in Engineering from Cambridge University.

The Funds’ SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

The Trust

The Funds are each series of the Coolabah Investment Trust, an open-end management investment company organized as a Delaware statutory trust on May 8, 2026. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Rule 12b-1 Fees

The Board of Trustees has adopted a Distribution Plan (the "12b-1 Plan") with respect to the Advisor Class Shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

Under the 12b-1 Plan, each Fund may pay the Distributor and/or authorized financial intermediaries an annual fee of up to 0.25% of the average daily net assets attributable to Advisor Class Shares. These fees may be used to finance activities primarily intended to result in the sale of Advisor Class Shares and for the provision of certain shareholder services.

Because Rule 12b-1 fees are paid on an ongoing basis from Fund assets, over time these fees will increase the cost of an investment in Advisor Class Shares and may cost more than other types of sales charges.

Institutional Class Shares are not subject to a Rule 12b-1 Distribution Plan and do not pay any Rule 12b-1 fees.

Shareholder Servicing and Sub-Accounting Arrangements

Certain Financial Intermediaries that maintain omnibus, nominee or "street name" accounts with the Funds may provide sub-accounting, recordkeeping, administrative, shareholder communication and related services to Fund shareholders. The Funds may compensate such Financial Intermediaries for these services pursuant to servicing, sub-transfer agency, recordkeeping or other agreements.

These payments may be made directly by the Funds, the Adviser, the Distributor or their affiliates, as applicable. Additional information regarding these arrangements is available in the Statement of Additional Information ("SAI").

Revenue Sharing and Intermediary Compensation

The Adviser, Distributor or their affiliates may make payments from their own resources to certain Financial Intermediaries for distribution, marketing, educational, administrative, recordkeeping, shareholder servicing or other support services relating to the Funds.

These payments, often referred to as "revenue sharing" payments, are not paid directly by the Funds and do not increase the fees and expenses reflected in the Funds' fee tables. Such payments may create incentives for Financial Intermediaries to recommend the Funds or make the Funds available to their customers rather than other investment products.

Investors should consult their Financial Intermediary regarding any payments it may receive and any potential conflicts of interest that may arise from such payments.

Other Expenses

In addition to investment advisory fees and other expenses described in this Prospectus, each Fund bears all expenses not expressly assumed by the Adviser pursuant to the applicable investment advisory agreement. Such expenses may include, among others, fees and expenses of the Funds' administrator, transfer agent, custodian and fund accountant; legal, audit, tax preparation and compliance expenses; costs associated with preparing, printing and distributing prospectuses, shareholder reports, proxy materials and other shareholder communications; registration, filing and regulatory fees; Trustees' fees and expenses; insurance premiums; interest expenses; brokerage commissions and other portfolio transaction costs; expenses associated with securities lending activities, if any; expenses associated with maintaining each Fund's Cayman Islands subsidiary, if applicable; taxes, governmental fees and assessments; and extraordinary expenses, including litigation expenses, indemnification obligations and other non-recurring expenses. Each Fund is responsible for its own operating expenses and for its proportionate share of expenses that are allocated among the Funds.

Portfolio Holdings

A description of the Funds' policies and procedures regarding the disclosure of portfolio holdings is available in the Funds' Statement of Additional Information ("SAI"). The Funds' fiscal year ends on [__________]. Information regarding each Fund's portfolio holdings will be included in reports filed with the Securities and Exchange Commission ("SEC"), including Forms N-PORT and N-CSR. Because the Funds are newly organized, such reports are not yet available. Once filed, these reports will be available on the SEC's website at www.sec.gov and may also be available upon request from the Funds.

HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as broker-dealers, registered investment advisers, retirement plan platforms, fund supermarkets and other financial institutions that are authorized to sell shares of the Funds (each, a “Financial Intermediary” and collectively, “Financial Intermediaries”). You may also purchase shares directly from the Funds' distributor (the “Distributor”).

You may request a copy of this Prospectus by calling the Funds toll free at (XXX) XXX-XXXX.

Financial Intermediaries may charge fees to their clients that are separate from and in addition to those described in this Prospectus. For example, a Financial Intermediary may charge transaction fees, advisory fees, account maintenance fees or impose different minimum investment requirements. Financial Intermediaries also may have policies and procedures for purchasing, exchanging and redeeming Fund shares that differ from those described in this Prospectus. Investors should consult their Financial Intermediary regarding its procedures, as such procedures may affect the timing of transactions and may differ from those applicable to shareholders who invest directly with the Funds.

The price you pay for Fund shares is the net asset value (“NAV”) next calculated after receipt of your purchase order in proper form by the Funds, the Funds’ transfer agent or an authorized Financial Intermediary. The Funds will be deemed to have received a purchase or redemption order when an authorized Financial Intermediary or its authorized designee receives the order in proper form. Authorized Financial Intermediaries may designate other intermediaries to receive purchase and redemption orders on behalf of the Funds.

Certain Financial Intermediaries have agreements with the Funds that permit them to enter confirmed purchase and redemption orders on behalf of their customers. Under these arrangements, the Financial Intermediary is responsible for transmitting payment and transaction information to the Funds in accordance with the terms of its agreement with the Funds.

The Funds, the Trust and the Distributor are not responsible for ensuring that any Financial Intermediary carries out its obligations. Investors should consult the Financial Intermediary through which they invest for specific instructions regarding the purchase, exchange and redemption of Fund shares.

Minimum Investments

The minimum initial investment for Advisor Class Shares is $1,000. The minimum initial investment for Institutional Class Shares is $100,000.

Subsequent investments in either share class must be at least $100.

The Adviser may waive any minimum investment requirement in its sole discretion. Minimum investment requirements may be waived for, among others, directors, officers and employees of the Trust, the Adviser or their affiliates; accounts managed by the Adviser or its affiliates; certain retirement plans; omnibus accounts; wrap fee programs; and other investors approved by the Adviser.

The Trust reserves the right to change or waive investment minimums at any time and to reject any purchase order for any reason permitted by applicable law.

Share Class Eligibility

Advisor Class Shares are generally available to individual investors and investors purchasing shares through Financial Intermediaries, including broker-dealers, registered investment advisers, retirement plans and other financial institutions.

Institutional Class Shares are generally available to institutional investors, retirement plans, wrap fee programs, omnibus accounts, financial intermediaries and other investors that satisfy the applicable minimum investment requirements or otherwise qualify under policies established by the Trust.

Financial advisers, retirement plans and other Financial Intermediaries may aggregate assets held in multiple client accounts for purposes of determining eligibility for Institutional Class Shares. Investors who believe they may qualify for Institutional Class Shares should contact their Financial Intermediary or the Adviser for additional information.

Plan sponsors, plan fiduciaries and other Financial Intermediaries may establish eligibility requirements that differ from the Funds’ share class eligibility standards. As a result, investors may be invested in a share class that differs from the class for which they would otherwise be eligible under the Funds’ policies. The Funds are not responsible for, and have no control over, the share class determinations made by any plan sponsor, plan fiduciary or Financial Intermediary. Investors should consult their Financial Intermediary regarding available share classes, as not all share classes may be available through all Financial Intermediaries.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

•Name;
•Date of birth (for individuals);

•Residential or business street address (although a separate mailing address, including a post office box, may be used for correspondence); and
•Social security number, taxpayer identification number, or other government-issued identifying number.

You may also be asked to provide a copy of your driver's license, passport or other identifying document to assist in verifying your identity. In addition, the Trust may verify your identity through electronic databases, consumer reports or other verification methods. Additional documentation may be required for corporations, partnerships, trusts, retirement plans and other entities.

The Trust may restrict your ability to purchase additional shares until your identity has been verified. The Trust reserves the right to reject any purchase order, refuse to establish an account, close an account or take other appropriate action if it is unable to verify your identity within a reasonable period of time or as otherwise required by applicable law, regulation or governmental authority.

If an account is closed because the Trust is unable to verify the investor's identity, the shares in the account will be redeemed at the net asset value ("NAV") next calculated after the account is closed.

Purchases by Mail. For initial purchases made directly through the Funds, a completed account application must be submitted to [_______________] (the "Transfer Agent"), the Funds' transfer and dividend disbursing agent, together with a check payable to the applicable Fund.

When purchasing shares, be sure to specify the Fund and share class in which you wish to invest. Purchases of Institutional Class Shares may be subject to the eligibility requirements described under "Share Class Eligibility."

For subsequent investments, shareholders should include the investment stub from a previous account statement or confirmation, or otherwise identify the account registration and account number to ensure proper crediting of the investment.

Mail completed applications and investments to:

[TRANSFER AGENT ADDRESS]

The Funds do not consider a purchase order received until it is received in proper form by the Transfer Agent or an authorized Financial Intermediary.

Purchases by Wire. You may purchase shares by wire transfer. Prior to sending a wire for an initial investment, please contact the Funds at (XXX) XXX-XXXX or the Transfer Agent at (XXX) XXX-XXXX to obtain wiring instructions and to notify the Funds of your incoming investment.

Your bank may charge a fee for transmitting a wire. Investors purchasing shares by wire must promptly submit a completed account application to the Transfer Agent. An account will not be considered established until all required account information has been received and accepted by the Transfer Agent.

Once your account has been established, additional investments may be made by wire. Please include your account number and registration information with any wire instructions provided to your financial institution.

The Funds and the Transfer Agent reserve the right to reject any wire purchase that is not submitted in proper form.

Purchases by Telephone. If telephone purchase privileges have been established on your account, you may purchase additional shares by telephone by contacting the Funds at (XXX) XXX-XXXX or the Transfer Agent at (XXX) XXX-XXXX.

Telephone transactions may be subject to limitations, procedures and verification requirements established by the Funds or the Transfer Agent. The Funds reserve the right to modify, restrict or terminate telephone transaction privileges at any time without notice.

Other Purchase Information. Shares of the Funds may be purchased through Financial Intermediaries or directly through the Transfer Agent, subject to the eligibility requirements applicable to the relevant share class. Financial Intermediaries may establish procedures, transaction minimums, account requirements or fees that differ from those described in this Prospectus. Investors should consult their Financial Intermediary regarding applicable procedures and charges.

Orders submitted through Financial Intermediaries may be processed pursuant to agreements between the Financial Intermediary and the Funds and may be subject to procedures that differ from those applicable to shareholders who transact directly with the Funds.

Subject to applicable eligibility requirements, shareholders may purchase additional shares, redeem shares or exchange shares of one Fund for shares of another Fund within the Trust, if available, by contacting their Financial Intermediary, the Funds or the Transfer Agent.

The Funds reserve the right to reject any purchase order, suspend the offering of shares or modify purchase procedures at any time to the extent permitted by applicable law.

The Funds, the Trust, the Adviser, the Distributor and the Transfer Agent are not responsible for the actions or omissions of any Financial Intermediary, including delays in transmitting purchase, redemption or exchange orders.

HOW TO SELL SHARES

You may redeem your shares of the Funds at any time and in any amount through your Financial Intermediary or by contacting the Funds or the Transfer Agent directly by mail, telephone or other authorized means. For your protection, the Transfer Agent will not process a redemption request until it has received all information and documentation necessary for the request to be in proper form. The Transfer Agent will promptly notify you if your redemption request is not in proper form.

The Funds will redeem shares at the net asset value ("NAV") next calculated after receipt of a redemption request in proper form by the Transfer Agent or an authorized Financial Intermediary. Redemption proceeds will generally be paid by check, wire transfer or Automated Clearing House ("ACH") transfer within two business days following receipt of a redemption request in proper form and, in all cases, within seven calendar days as required by the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds may suspend the right of redemption or postpone payment of redemption proceeds during any period in which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings), during any period permitted by the Securities and Exchange Commission ("SEC"), or under other circumstances permitted by applicable law. During such periods, shareholders may withdraw their redemption requests or allow them to remain pending until the suspension is lifted.

The Funds generally expect to satisfy redemption requests from available cash, cash equivalents, anticipated cash flows or the sale of portfolio securities. Under normal market conditions, the Funds generally expect to meet redemption requests without materially affecting portfolio management.

When shares have been purchased by check or through ACH, redemption proceeds attributable to those purchases may be delayed until the Funds are satisfied that the purchase payment has cleared, which may take up to 15 calendar days. In addition, redemption proceeds may be delayed until all required account documentation has been received and verified.

If you redeem shares through a Financial Intermediary, it is the responsibility of the Financial Intermediary to transmit your redemption request to the Funds on a timely basis. Any loss resulting from a Financial Intermediary's failure to transmit a redemption request promptly must be resolved between you and the Financial Intermediary.

Redemption by Mail. To redeem shares by mail, send a written redemption request signed by all registered owners exactly as the account is registered to:

[TRANSFER AGENT ADDRESS]

The written request should include:

•The name of the Fund;
•The account registration;
•The account number;
•The dollar amount or number of shares to be redeemed; and
•Any special payment instructions.

Certain redemption requests may require a signature guarantee. Signature guarantees generally may be required when:

Redemption proceeds exceed a specified amount established by the Funds or Transfer Agent;

•The address of record has changed within the preceding 30 days;
•Proceeds are to be sent to a person, bank account or address other than that currently of record; or
•The Funds or Transfer Agent reasonably believe additional verification is necessary.

Signature guarantees may be obtained from eligible guarantor institutions, including most banks, broker-dealers, credit unions and savings associations that participate in a recognized signature guarantee program. A notarization is not an acceptable substitute for a signature guarantee.

Shareholders should contact the Transfer Agent at (XXX) XXX-XXXX with questions regarding signature guarantee requirements.

There is no charge imposed by the Funds for redemptions by mail.

Redemption by Telephone. If telephone redemption privileges have been established for your account, you may redeem shares by calling the Transfer Agent at (XXX) XXX-XXXX.

Telephone redemption privileges may be established through the account application or by submitting a written request acceptable to the Transfer Agent. The Funds and the Transfer Agent employ reasonable procedures designed to confirm that telephone instructions are genuine. If these procedures are followed, neither the Funds nor the Transfer Agent will be liable for losses resulting from unauthorized or fraudulent instructions reasonably believed to be genuine.

During periods of unusual market activity, it may be difficult to contact the Transfer Agent by telephone. In such circumstances, shareholders may submit redemption requests by mail or through their Financial Intermediary.

There is no charge imposed by the Funds for telephone redemptions.

Redemption by Wire. Shareholders may request redemption proceeds by wire transfer if wire redemption privileges have been established for the account.

To request a redemption by wire, shareholders should provide:

•The name of the Fund;
•The account registration;
•The account number; and
•Complete wiring instructions for the designated bank account.

Wire transfers generally are sent only to pre-authorized bank accounts maintained on the shareholder's account registration. The Funds reserve the right to require additional verification or documentation before transmitting redemption proceeds by wire.

Although the Funds do not impose a separate fee for wire redemptions, receiving banks or intermediary banks may impose fees.

Redemption in Kind. The Funds generally expect to satisfy redemption requests through available cash, cash equivalents, anticipated cash flows, sales of portfolio securities or, where appropriate, short-term borrowings.

The Funds reserve the right to satisfy all or a portion of a redemption request through a distribution of securities rather than cash, commonly referred to as a "redemption in kind." Redemption-in-kind proceeds generally will consist of readily marketable portfolio securities and will be valued in the same manner as the Funds' portfolio securities are valued in determining NAV.

Shareholders receiving securities in a redemption in kind may incur brokerage commissions and other transaction costs when selling the securities and will bear market risk until the securities are sold.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. Redemption requests exceeding that amount may be satisfied in cash, securities or a combination of both, as determined by the Fund.

The Funds' redemption procedures generally are expected to be utilized under both normal and stressed market conditions. In unusual circumstances, the Funds may use any lawful means available to meet redemption obligations while protecting the interests of remaining shareholders.

GENERAL INFORMATION

Signature Guarantees. To help protect shareholders and the Funds from fraud, signature guarantees may be required for certain transactions, including:

•Redemption requests in which proceeds are payable to a person other than the registered shareholder;
•Redemption requests directing proceeds to an address or bank account not currently of record;
•Requests to transfer ownership of shares to another person;
•Requests to establish or modify telephone or other redemption privileges after account opening; and
•Other transactions deemed by the Funds or the Transfer Agent to require additional verification.

Signature guarantees also may be required for large redemptions, when an address of record has been changed within the preceding 30 days, or under other circumstances determined by the Funds or the Transfer Agent.

In the case of a redemption request submitted by mail, any required signature guarantee must appear either on the written redemption request or on a separate stock power or assignment document acceptable to the Transfer Agent. The Funds reserve the right to waive signature guarantee requirements in certain circumstances.

A signature guarantee is designed to protect shareholders from unauthorized account transactions. A notarization is not an acceptable substitute for a signature guarantee. Signature guarantees must be provided by an eligible guarantor institution participating in a recognized signature guarantee program, including the Securities Transfer Agents Medallion Program ("STAMP"), the Stock Exchanges Medallion Program ("SEMP") or the New York Stock Exchange Medallion Signature Program ("MSP"). Eligible guarantor institutions generally include banks, broker-dealers, credit unions, savings associations and trust companies.

Proper Form. A purchase order is considered received in proper form when the Transfer Agent or an authorized Financial Intermediary receives all required account documentation and payment.

A redemption, exchange or transfer request is considered received in proper form when the Transfer Agent or an authorized Financial Intermediary receives all required instructions and supporting documentation, including any required signature guarantees and other verification materials.

The Funds reserve the right to require additional information or documentation before processing any transaction.

Small Account Balances. The Funds reserve the right to redeem involuntarily any account whose value falls below $1,000 due to shareholder redemptions.

Before exercising this right, the Funds generally will provide the shareholder with at least 60 days' written notice and an opportunity to restore the account value to the applicable minimum investment level.

Accounts will not be involuntarily redeemed solely as a result of market fluctuations or Fund performance.

Shareholders investing through Financial Intermediaries should consult their Financial Intermediary regarding any applicable account minimums or account maintenance requirements, which may differ from those established by the Funds.

Any involuntary redemption may result in a taxable gain or loss to the shareholder. See "Dividends, Distributions and Taxes."

Automatic Investment Plan. Advisor Class shareholders may establish an Automatic Investment Plan ("AIP") to make recurring investments into a Fund.

Under the AIP, a designated bank account is debited automatically on a periodic basis and the proceeds are invested in Fund shares. The minimum recurring investment amount is $100 per transaction.

To establish an AIP, shareholders must complete the appropriate authorization section of the account application and provide any additional documentation required by the Transfer Agent.

The Funds reserve the right to modify, suspend or terminate the AIP at any time.

Exchange Privilege. Subject to the conditions described below, shareholders may exchange all or a portion of their shares of a Fund for shares of the same class of another series of the Trust advised by the Adviser, provided that the shares of the receiving Fund are available for sale in the shareholder's state of residence and the shareholder satisfies any applicable eligibility requirements.

An exchange generally is treated as a redemption of shares of one Fund and the purchase of shares of another Fund and may result in the realization of taxable gain or loss.

The Exchange Privilege is intended as a convenience to shareholders and is not intended to facilitate market timing or other excessive trading practices.

The Trust reserves the right to modify, restrict, suspend or terminate the Exchange Privilege at any time without prior notice. The Trust may reject any exchange request if, in its judgment, acceptance of the request would adversely affect a Fund or its shareholders, interfere with portfolio management, disrupt operations, facilitate market timing activity or otherwise be inconsistent with the interests of the Funds and their shareholders.

How to Transfer Shares. To transfer ownership of shares, send a written request to the Transfer Agent at:

[TRANSFER AGENT ADDRESS]

The transfer request should include:

•The name of the Fund;
•The existing account registration and account number;
•The signature(s) of all registered owners;
•The name, address and taxpayer identification number of the new owner;
•Instructions regarding dividend and capital gain distributions;
•Any certificates representing the shares being transferred, if applicable;
•Any required signature guarantees; and
•Any additional documentation required for transfers involving corporations, partnerships, trusts, estates, retirement plans, guardianships or other fiduciary arrangements.

Shareholders should contact the Transfer Agent at (XXX) XXX-XXXX with questions regarding transfer requirements.

Account Statements and Shareholder Reports. Shareholders will receive confirmations for purchases, redemptions, exchanges and other account transactions.

The Funds will provide shareholders with annual and semi-annual shareholder reports and other communications required by applicable law. Shareholder reports and other documents may be delivered electronically where permitted and authorized.

Additional account statements and tax reporting information will be provided as required by law.

Shareholder Communications. To reduce expenses, the Funds may mail a single copy of shareholder reports, prospectuses and other shareholder communications to investors who share the same address, unless contrary instructions are received.

Shareholders may request individual copies of shareholder communications at no additional cost by contacting the Funds at (XXX) XXX-XXXX.

General. The Funds, the Adviser, the Distributor and the Transfer Agent will not be responsible for losses resulting from unauthorized transactions if reasonable procedures designed to verify the authenticity of instructions are followed.

Shareholders should promptly review all account statements, confirmations and other communications and notify the Funds or the Transfer Agent immediately of any discrepancy or unauthorized activity.

The Funds reserve the right to reject any purchase order, exchange request or other transaction request and to suspend, modify or terminate any shareholder service, privilege or feature to the extent permitted by applicable law.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid [monthly]. The Funds intend to distribute [annually] any net capital gains.

Unless you elect otherwise, all dividends and distributions will be automatically reinvested in additional shares of the applicable Fund at net asset value ("NAV"). There are no sales charges or transaction fees imposed by the Funds on reinvested dividends and distributions. Shareholders may elect to receive dividends and distributions in cash.

Shareholders generally will be subject to federal income tax on all distributions, whether received in cash or reinvested in additional Fund shares. If Fund shares are held through a tax-deferred account, such as an Individual Retirement Account ("IRA"), 401(k) plan or other qualified retirement arrangement, distributions generally will not be currently taxable. Investors purchasing shares shortly before a dividend or capital gain distribution may receive a taxable distribution that represents, in part, a return of their investment. This is sometimes referred to as "buying a dividend." Investors should consider a Fund's anticipated distribution schedule before investing.

Taxes. The following discussion is a summary of certain U.S. federal income tax consequences of investing in the Funds. Because tax consequences vary depending upon individual circumstances, shareholders should consult their own tax advisers regarding their particular tax situations.

In general, distributions paid by a Fund are taxable to shareholders as ordinary income, qualified dividend income or capital gains, whether such distributions are received in cash or reinvested in additional shares. Distributions attributable to net long-term capital gains recognized by a Fund generally will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has owned Fund shares. Distributions attributable to ordinary income or net short-term capital gains generally will be taxable at ordinary income tax rates. Because the Funds primarily invest in fixed income securities, a substantial portion of the Funds' distributions is expected to consist of ordinary income derived from interest payments and other income earned on debt securities. Accordingly, only a limited portion, if any, of the Funds' distributions is expected to qualify for taxation at the reduced rates applicable to qualified dividend income.

Following the end of each calendar year, shareholders will receive tax reporting information identifying the federal income tax status of distributions received during the year. Distributions declared by a Fund during October, November or December and paid during January generally will be treated for federal income tax purposes as having been received by shareholders on December 31 of the year in which the distributions were declared. The foregoing discussion generally does not apply to shares held through tax-deferred arrangements, including IRAs, 401(k) plans and certain other retirement accounts. Withdrawals from such accounts may be subject to special tax rules.

Sale, Exchange and Redemption of Shares. The sale, exchange or redemption of Fund shares generally is a taxable transaction for federal income tax purposes. When shareholders sell, exchange or redeem Fund shares, they generally will recognize a capital gain or loss equal to the difference between the amount received and their adjusted tax basis in the shares sold. Any gain or loss generally will be treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. An exchange of shares of one Fund for shares of another Fund within the Trust generally is treated as a taxable sale and purchase transaction for federal income tax purposes. Fund distributions and gains resulting from the sale, exchange or redemption of shares may also be subject to state, local and foreign taxes. Non-U.S. investors may be subject to U.S. withholding tax, estate tax and other tax consequences. Such investors should consult their own tax advisers concerning the tax consequences of investing in the Funds.

Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of taxable distributions and redemption proceeds otherwise payable to shareholders who:

Fail to furnish a correct taxpayer identification number;
Fail to certify that they are not subject to backup withholding;
Are notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding; or
Otherwise fail to satisfy applicable backup withholding requirements.

The backup withholding rate currently is 24%.

Amounts withheld under the backup withholding rules may be credited against a shareholder's federal income tax liability.

Cost Basis Reporting. Federal law requires the Funds to report cost basis information to shareholders and the IRS for shares purchased and sold. The Funds have elected average cost as the default cost basis reporting method for shareholders. Under the average cost method, the Funds determine the cost basis of shares sold by averaging the purchase prices of all shares held in the account. Shareholders may elect an alternative cost basis reporting method permitted by applicable IRS regulations. If no election is made, the average cost method generally will apply. The Funds will report cost basis information on Form 1099-B and other applicable IRS information reporting forms. Neither the Funds nor their service providers provide tax advice. Shareholders should consult their own tax advisers regarding the selection of a cost basis reporting method and the tax consequences of investing in the Funds.

Possible Tax Law Changes. Federal tax laws, regulations and administrative interpretations may change, potentially with retroactive effect. Such changes could affect the tax treatment of the Funds or their shareholders. There can be no assurance regarding the nature or effect of any future tax law changes. Shareholders should consult their tax advisers regarding the impact of any current or future tax law developments.

NET ASSET VALUE

The net asset value ("NAV") per share of each class of a Fund is determined on each day that the New York Stock Exchange ("NYSE") is open for regular trading (a "Business Day"), as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time (the "Valuation Time").

The NAV per share of each class of a Fund is calculated by adding the value of the Fund's assets attributable to the applicable share class, subtracting liabilities attributable to that share class and dividing the result by the number of shares outstanding of that class. Because different expenses may be charged to different classes of a Fund, the NAV of each share class may differ.

Shares of a Fund are purchased, redeemed or exchanged at the NAV next calculated after a purchase, redemption or exchange request is received in proper form by the Fund, the Transfer Agent or an authorized Financial Intermediary. Orders received in proper form before the Valuation Time generally will receive that day's NAV. Orders received after the Valuation Time generally will receive the next Business Day's NAV.

Portfolio Valuation. The Funds' investments are valued using market quotations when such quotations are readily available and are considered reliable.

Fixed income securities, including corporate bonds, sovereign debt obligations, mortgage-backed securities, asset-backed securities and other debt instruments, generally are valued using prices supplied by one or more independent pricing services or broker-dealers approved by the Board of Trustees. Pricing services may utilize matrix pricing, evaluated pricing models, market transactions, quotations from market makers, yield curves, credit spreads, benchmark securities and other market data in determining valuations.

Short-term debt instruments having a remaining maturity of 60 days or less may be valued using amortized cost when the Adviser determines that amortized cost approximates fair value.

Exchange-traded securities, if any, generally are valued at the last reported sale price on the principal exchange on which the security is traded. Securities for which no sale is reported generally are valued at the mean of the most recent bid and ask quotations or pursuant to another methodology approved by the Valuation Designee.

Derivatives, including futures contracts, options, swaps, credit default swaps, total return swaps, forward currency contracts and other financial instruments, are generally valued using market quotations, settlement prices, independent pricing services, dealer quotations or valuation models that incorporate observable market inputs.

Shares of open-end investment companies, including money market funds and exchange-traded funds, generally are valued at their respective published net asset values.

Fair Value Pricing. The Board of Trustees has designated the Adviser as the Funds' valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Valuation Designee is responsible for making fair value determinations for the Funds in accordance with the valuation policies and procedures approved by the Board.

When market quotations are not readily available or are deemed unreliable, portfolio investments will be valued at fair value as determined in good faith pursuant to the Funds' valuation procedures.

Circumstances in which fair value pricing may be utilized include, but are not limited to:

•Market quotations not being readily available;
•Trading in a security being halted or suspended;
•Significant events occurring after the close of the principal market on which a security trades but before the Fund calculates its NAV;
•Market disruptions;
•Significant changes in market conditions; or
•Other circumstances in which the Valuation Designee determines that available market quotations do not accurately reflect the current value of an investment.

In determining fair value, the Valuation Designee may consider all relevant factors, including market conditions, issuer-specific developments, comparable market transactions, broker quotations, pricing service information, expected cash flows and other information deemed relevant under the circumstances.

Because fair value pricing involves subjective judgments, the fair value assigned to a security may differ from the value that would have been determined using market quotations. In addition, the fair value assigned to a security may differ from the price that the Fund could obtain if it sold the security at the time of valuation.

The Funds' valuation procedures are intended to result in a calculation of NAV that reflects the value of Fund investments as of the time the Funds calculate their NAV and are designed to ensure that shareholders purchasing and redeeming Fund shares are treated equitably.

SHARE CLASS ALTERNATIVES

The Funds offer two classes of shares: Advisor Class Shares and Institutional Class Shares. Each class represents an ownership interest in the same portfolio of securities and has the same investment objective, principal investment strategies and principal investment risks. However, each class may bear different expenses and have different eligibility requirements and minimum investment amounts. As a result, the performance and net asset value of each class may differ.

When purchasing shares, investors should specify the share class in which they wish to invest. Investors should consult their financial adviser or other Financial Intermediary regarding which share class may be most appropriate based on their investment goals, account type and eligibility.

Advisor Class Shares

Advisor Class Shares are generally available to individual investors and investors purchasing shares through Financial Intermediaries, including broker-dealers, registered investment advisers, retirement plans and other financial institutions.

Advisor Class Shares are offered without any front-end sales charge or contingent deferred sales charge. Advisor Class Shares are subject to a Rule 12b-1 fee of up to 0.25% annually of average daily net assets. Advisor Class Shares are subject to a Shareholder Services Plan fee, as described in the Funds' fee table and Statement of Additional Information.

The minimum initial investment for Advisor Class Shares is $1,000.

Institutional Class Shares

Institutional Class Shares are generally available to institutional investors, retirement plans, wrap fee programs, omnibus accounts, financial intermediaries and other investors meeting the applicable eligibility requirements.

Institutional Class Shares are offered without any front-end sales charge or contingent deferred sales charge. Institutional Class Shares are not subject to a Distribution (Rule 12b-1) Plan or a Shareholder Services Plan fee.

The minimum initial investment for Institutional Class Shares is $100,000, although the Adviser may waive this requirement in its discretion.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases, redemptions and exchanges of Fund shares ("Frequent Trading") may adversely affect a Fund and its shareholders. Frequent Trading may interfere with the efficient management of a Fund's portfolio, increase brokerage and other transaction costs, increase portfolio turnover and potentially dilute the value of Fund shares held by long-term shareholders.

Frequent Trading also may require a Fund to maintain higher cash balances or to sell portfolio securities at unfavorable times in order to satisfy redemption requests. Such activity may increase costs, reduce investment flexibility and adversely affect Fund performance.

The Board of Trustees has adopted policies and procedures reasonably designed to discourage and detect Frequent Trading and other trading practices that may be detrimental to the Funds or their shareholders. Under these policies and procedures, the Trust's Chief Compliance Officer, Transfer Agent and other service providers monitor trading activity using a variety of surveillance techniques.

Although no single standard is used to identify excessive trading activity, the Funds generally consider multiple purchases and redemptions involving the same account within a relatively short period of time to be indicative of potential Frequent Trading activity. The Funds may review any trading activity that appears excessive or disruptive and may consider, among other factors, the frequency, size and pattern of transactions.

If the Funds determine that an investor has engaged in Frequent Trading or other trading activity that may be harmful to a Fund or its shareholders, the Funds may, in their sole discretion and without prior notice:

•Reject any purchase order or exchange request;
•Restrict, limit or terminate exchange privileges;
•Suspend future purchases into one or more Funds;
•Require transactions to be submitted by mail; or
•Take any other action deemed appropriate under the circumstances.

The Funds generally monitor for patterns involving multiple "round trips" (a purchase followed by a redemption or exchange out of a Fund) within a rolling twelve-month period. However, the Funds reserve the right to consider any trading activity that they believe may be detrimental to a Fund regardless of whether it falls within any specific numerical guidelines.

The Funds do not intend to restrict legitimate investment programs such as periodic investment plans, systematic withdrawal programs, rebalancing programs or similar activities that may result in transactions that could otherwise resemble Frequent Trading. The Funds reserve the right, however, to determine whether any activity is consistent with the best interests of the Funds and their shareholders.

The foregoing policies apply uniformly to all shareholders, including shareholders investing through Financial Intermediaries. The Funds seek to apply these policies consistently, although certain accounts may require individualized review based on the facts and circumstances.

The Funds may invest through omnibus account arrangements maintained by Financial Intermediaries. Because omnibus accounts generally do not disclose the identity of underlying shareholders on a real-time basis, the Funds' ability to detect and prevent Frequent Trading in omnibus accounts may be limited. Consequently, there can be no assurance that the Funds will be able to identify or eliminate all Frequent Trading activity occurring through omnibus accounts.

The Funds have entered into information-sharing agreements with Financial Intermediaries as required by Rule 22c-2 under the Investment Company Act of 1940, as amended. These agreements generally require Financial Intermediaries to provide shareholder transaction information upon request and to assist the Funds in enforcing their market timing and Frequent Trading policies.

If the Funds identify excessive trading activity occurring through retirement plans or other participant-directed accounts, the Funds may work with the applicable plan sponsor, administrator, trustee or Financial Intermediary to restrict or curtail the activity. However, the Funds' ability to take action with respect to underlying participants may be limited by plan structure, applicable law or operational constraints.

The Funds continuously evaluate the effectiveness of their Frequent Trading policies and procedures and reserve the right to modify, supplement or discontinue any policy, procedure or surveillance technique at any time without prior notice. There can be no assurance that the Funds will be able to detect or prevent all Frequent Trading activity. To the extent that Frequent Trading is not successfully identified or curtailed, the Funds and their shareholders may be adversely affected.

DISTRIBUTION ARRANGEMENTS

The Funds are offered through Financial Intermediaries, including broker-dealers, registered investment advisers, retirement plan platforms, financial planners, consultants, banks, trust companies, fund supermarkets and other financial institutions, as well as directly through the Funds' distributor (the "Distributor"), where available.

Financial Intermediaries may charge their clients fees for services provided in connection with investments in the Funds. Such fees are separate from, and in addition to, any fees and expenses described in this Prospectus. For example, Financial Intermediaries may impose transaction fees, advisory fees, account maintenance fees, platform fees or other charges. Financial Intermediaries also may establish minimum investment requirements, eligibility requirements and transaction procedures that differ from those applicable to investors who purchase shares directly from the Funds.

Investors should consult their Financial Intermediary regarding any fees, expenses, account requirements or restrictions applicable to their investment in the Funds.

The Distributor, the Adviser and their affiliates may make payments from their own resources to certain Financial Intermediaries for distribution, marketing, educational, shareholder servicing, administrative, recordkeeping, sub-transfer agency or other support services related to the Funds. These payments are often referred to as "revenue sharing" payments.

Revenue sharing payments may create an incentive for a Financial Intermediary or its employees to recommend or make the Funds available to its customers rather than other investment products. These payments are not paid directly by the Funds and do not increase the fees or expenses paid by shareholders of the Funds.

Additional information regarding payments to Financial Intermediaries, if any, may be included in the Funds' Statement of Additional Information ("SAI"). Investors should ask their Financial Intermediary for more information about any payments it receives and any potential conflicts of interest that may arise from such payments.

FINANCIAL HIGHLIGHTS

Because the Funds have not yet commenced operations as of the date hereof, no financial highlights are available. In the future, financial highlights will be presented in this section of the Prospectus.

FOR MORE INFORMATION

You will find more information about the Funds in the following documents:
Statement of Additional Information: For more information about the Funds, you may wish to refer to the Funds’ SAI dated __________, 2026, which is on file with the SEC and incorporated by reference into this prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.  In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to Coolabah Investment Trust, [ADDRESS], by calling the Funds toll free at (XXX) XXX-XXXX, or by e-mail at: [___________]. The Funds’ prospectus, SAI, annual and semi-annual reports to shareholders, and other information such as the Funds’ financial statements are available for viewing/downloading at [__________]. General inquiries regarding the Funds may also be directed to the above address or telephone number.
Copies of these reports and other information regarding the Funds are available on the EDGAR Database on the Commission’s Internet site at https://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. _____________________)

Subject to Completion

The information in this Statement of Additional Information is not complete and may be changed. The Funds may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

_______________________, 2026

Coolabah Investment Trust
[ADDRESS]
[PHONE]

Coolabah Core Alpha Bond Fund
Institutional Class Shares (______)
Advisor Class Shares (______)

Coolabah Short Duration Alpha Bond Fund
Institutional Class Shares (______)
Advisor Class Shares (______)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses for the Coolabah Core Alpha Bond Fund and the Coolabah Short Duration Alpha Bond Fund (each a “Fund” and collectively, “Funds”), as they may be supplemented or revised from time to time. This SAI is incorporated by reference into the Funds’ prospectus. A free copy of the Prospectus, SAI, semi-annual report and annual report can be obtained by writing to Coolabah Investment Trust, [ADDRESS]; by calling (XXX) XXX-XXXX or by email at: ______________.

The Funds’ annual and semi-annual reports, prospectus and SAI are all available for viewing/downloading at  www.[_____].com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

THE TRUST

General. Coolabah Investment Trust (the "Trust") was organized as a Delaware statutory trust on May 9, 2026. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund". The Agreement and Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other mutual funds of the Trust, other than the Funds, are described in separate prospectuses and statements of additional information.

    The Funds. This SAI relates to the Coolabah Core Alpha Bond Fund and the Coolabah Short Duration Alpha Bond Fund. This SAI should be read in conjunction with the prospectus of the Funds. This SAI is incorporated by reference into the Funds’ prospectus. No investment in shares should be made without reading the prospectus. The Funds are separate investment portfolios or series of the Trust. Each of the Funds is “non-diversified,” that term is defined in the 1940 Act, the rules and regulations thereunder and the interpretations thereof.

    Description of Multiple Classes of Shares. Each of the Coolabah Core Alpha Bond Fund and the Coolabah Short Duration Alpha Bond Fund is authorized to issue two classes of shares: (i) Advisor Class Shares, which are offered without any front-end sales charge or contingent deferred sales charge and are subject to a Rule 12b-1 Distribution Plan fee of up to 0.25% of average daily net assets annually; and (ii) Institutional Class Shares, which are offered without any front-end sales charge or contingent deferred sales charge and are not subject to a Rule 12b-1 Distribution Plan fee.

Each class of shares represents an interest in the same portfolio of investments of the applicable Fund. However, each class may bear different expenses and have different eligibility requirements, minimum investment requirements and other features. Because class-specific expenses are borne only by the applicable class, the net asset value and performance of each class may differ.

Expenses attributable to a particular class of shares are charged solely to that class. Expenses that are not attributable to a specific class are allocated among all classes of a Fund based on their relative net assets or another method determined by the Board of Trustees to be fair and equitable.

Advisor Class Shares may compensate the Distributor and authorized financial intermediaries pursuant to the applicable Rule 12b-1 Distribution Plan. Institutional Class Shares do not participate in any Rule 12b-1 Distribution Plan.

Each share of a class represents an equal proportionate interest in the assets of the applicable Fund attributable to that class and is entitled to equal voting rights with every other share of that class. Shares of a Fund vote together as a single class except when a matter affects only a particular class, in which case the affected class votes separately as required by applicable law.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds' investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

    Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the
    2

denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. As of the date of this SAI, the Funds have not yet commenced operations and therefore do not have any portfolio turnover information available.

DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read together with the investment information contained in the Funds' Prospectus. The Coolabah Core Alpha Bond Fund and the Coolabah Short Duration Alpha Bond Fund (each, a "Fund" and collectively, the "Funds") may utilize the investment practices and instruments described below to the extent consistent with their respective investment objectives, investment strategies, policies, restrictions and applicable law.

The Funds may invest directly in securities and financial instruments or indirectly through investments in other investment companies, exchange-traded funds ("ETFs"), wholly owned Cayman Islands subsidiaries or other pooled investment vehicles, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and applicable rules thereunder.

Corporate Debt Securities. The Funds may invest in debt obligations issued by corporations, financial institutions and other business entities. Corporate debt securities include bonds, notes, debentures, commercial paper and other evidences of indebtedness. Corporate debt securities may be investment grade or below investment grade and may bear fixed, floating or variable rates of interest.

Corporate debt securities are subject to credit risk, interest rate risk, liquidity risk and market risk. The value of corporate debt securities may decline due to changes in an issuer's financial condition, changes in market perceptions regarding an issuer's creditworthiness or broader economic and market developments.

Investment Grade and Below Investment Grade Securities. The Funds may invest in securities rated investment grade by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Adviser to be of comparable quality. The Funds also may invest in below investment grade securities, commonly referred to as "high yield" or "junk" bonds.

Below investment grade securities generally involve greater risks of default, credit deterioration, liquidity constraints and price volatility than higher-rated securities. Economic downturns and adverse developments affecting particular issuers or industries may have a more pronounced effect on below investment grade securities.

Government and Sovereign Debt Securities (Non-U.S.). The Funds may invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and by foreign governments, sovereign entities, supranational organizations and government-sponsored enterprises.

Not all government securities are backed by the full faith and credit of the United States Government. Securities issued by certain agencies, instrumentalities and government-sponsored enterprises may be supported only by the credit of the issuing entity and may involve greater credit risk than direct obligations of the U.S. Treasury.

Investments in foreign sovereign debt securities involve risks in addition to those associated with domestic issuers, including political, economic, legal, regulatory and currency-related risks.

Mortgage-Backed and Asset-Backed Securities. The Funds may invest in mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS"), asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized debt obligations ("CDOs") and other securitized instruments.
These securities represent interests in pools of underlying assets and are subject to credit risk, liquidity risk, interest rate risk, extension risk and prepayment risk. Changes in the rate at which underlying loans are prepaid may significantly affect the yield, maturity and market value of these investments.
    3

Bank Capital Securities, Preferred Securities and Hybrid Instruments. The Funds may invest in preferred securities, subordinated debt, contingent convertible securities ("CoCos"), additional tier 1 securities ("AT1s"), tier 2 capital securities and other hybrid capital instruments issued by banks, insurance companies and other financial institutions.

These instruments may be perpetual in nature, may contain optional or mandatory deferral provisions, may be subject to write-down or conversion features and may be junior in an issuer's capital structure. Such investments may be particularly sensitive to adverse developments affecting financial institutions and regulatory capital requirements.

Convertible Securities. The Funds may invest in convertible securities, including convertible bonds, convertible preferred securities and other instruments exchangeable for common equity.

Convertible securities generally provide income and capital appreciation characteristics and are subject to both fixed income and equity market risks. Their value may be influenced by interest rates, credit quality and changes in the market price of the underlying equity security.

Regulation S Securities. The Funds may invest directly or indirectly through their wholly owned Cayman Islands subsidiaries in Regulation S securities. Regulation S securities are securities offered outside the United States without registration with the Securities and Exchange Commission ("SEC") pursuant to Regulation S under the Securities Act of 1933, as amended.

Regulation S securities may be subject to restrictions on resale and may be less liquid than publicly traded securities. Issuers of Regulation S securities may not be subject to the same reporting, disclosure or governance standards applicable to issuers of publicly registered securities. As a result, such investments may involve greater valuation uncertainty, liquidity risk and credit risk. Regulation S securities may be privately negotiated and may not have an active secondary market.

TEFRA-Restricted Securities. The Funds may invest in debt securities, including euro-denominated bonds and other fixed-income securities, issued in offshore transactions in accordance with the requirements of the Tax Equity and Fiscal Responsibility Act of 1982 ("TEFRA"), commonly referred to as "TEFRA D" securities. TEFRA D securities are generally offered outside the United States in reliance on Regulation S under the Securities Act of 1933 and are subject to offering, distribution and certification requirements intended to ensure that the securities are initially sold and held outside the United States.

TEFRA D securities may provide the Funds with access to investment opportunities, issuers and markets that may not otherwise be available through registered public offerings. These securities may be acquired directly by a Fund or through its wholly owned Cayman Islands subsidiary, as applicable. Because TEFRA D securities are offered and distributed in offshore markets and may be subject to restrictions on transfer or ownership during specified distribution compliance periods, they may be less liquid than comparable registered securities and may be more difficult to value or dispose of promptly at favorable prices. Investments in TEFRA D securities also may involve additional settlement, custodial and operational considerations associated with offshore debt offerings.

Cayman Subsidiaries. Each Fund may obtain exposure to certain investments through a wholly owned subsidiary organized under the laws of the Cayman Islands (each, a "Subsidiary" and collectively, the "Subsidiaries"). The Subsidiaries are advised by Coolabah and pursue the same investment objectives as their respective Funds.

The Subsidiaries are not registered under the 1940 Act and therefore are not subject to all of the investor protections provided by that Act. However, each Fund wholly owns and controls its Subsidiary, and the Subsidiary is managed pursuant to compliance policies and procedures designed to provide protections comparable to those applicable to the Fund. Each Fund's investment in its Subsidiary will be included in determining compliance with the Fund's investment restrictions and policies unless otherwise indicated.

    4

Changes in U.S., Cayman Islands or other applicable laws, regulations or tax rules could adversely affect a Fund's ability to utilize its Subsidiary and could negatively impact Fund performance.

United States Government Obligations. These consist of debt securities issued or guaranteed by the U.S. Treasury and various agencies and instrumentalities of the United States government. Such securities include obligations issued by, among others, the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Loan Banks, Farm Credit System institutions, Export-Import Bank of the United States and other governmental or government-sponsored entities.

U.S. government obligations differ in their level of credit support. Some securities, such as U.S. Treasury obligations and securities issued by GNMA, are backed by the full faith and credit of the United States Government. Other securities are supported by the right of the issuer to borrow from the U.S. Treasury, while others are supported solely by the credit of the issuing agency, instrumentality or government-sponsored enterprise.

FNMA and FHLMC are government-sponsored enterprises that provide liquidity to the residential mortgage market by purchasing and securitizing mortgage loans. Securities issued or guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States Government. FNMA and FHLMC remain under conservatorship of the Federal Housing Finance Agency ("FHFA"). Future legislative, regulatory, administrative or other actions affecting FNMA, FHLMC or the housing finance system could adversely affect the value, liquidity or performance of securities issued or guaranteed by these entities.

Although obligations issued by U.S. government agencies and instrumentalities are generally considered to involve low credit risk, they are not free from market risk, interest rate risk, prepayment risk, extension risk or liquidity risk. There can be no assurance that the U.S. government will provide financial support to any government-sponsored enterprise, agency or instrumentality if it is not legally obligated to do so.

Securities of Other Investment Companies. Each Fund’s investments in ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results. Generally, the Funds will not purchase securities of another investment company if, as a result: (i) more than 10% of the Funds’ total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Funds, or (iii) more than 5% of the Funds’ total assets would be invested in any one such investment company. Each Fund will limit its investments in funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules or regulations under the 1940 Act permit a Fund’s investments to exceed such limits. For example, Rule 12d1-4 permits a Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the Rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the Rule imposes certain voting requirements when a fund's ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit a Fund's ability to invest in other investment companies to the extent desired. In addition, other unaffiliated investment companies may impose other investment limitations or redemption restrictions which may also limit a Fund's flexibility with respect to making investments in those unaffiliated investment companies. In the alternative, the Funds may rely on Rule 12d1-3 under the 1940 Act, which allows unaffiliated mutual funds and ETFs to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Funds may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Investments in exchange-traded funds ("ETFs") involve certain risks in addition to the risks associated with direct investments in the underlying securities held by the ETF. ETFs are subject to management risk, market risk, tracking error
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risk, liquidity risk and operational risk. The value of an ETF may fluctuate in response to changes in the value of the ETF's portfolio holdings, market conditions or other factors. An ETF may not fully replicate the performance of its underlying index or benchmark due to operating expenses, transaction costs, portfolio management techniques, regulatory requirements, cash flows or other factors. In addition, an ETF's shares may trade at a premium or discount to its net asset value ("NAV"), and there can be no assurance that an active trading market for ETF shares will be maintained.

To the extent a Fund invests in fixed income ETFs, the Fund will be subject indirectly to many of the same risks associated with direct investments in fixed income securities, including interest rate risk, credit risk, prepayment risk, extension risk, liquidity risk and market risk. To the extent a Fund invests in equity ETFs, the Fund will be subject indirectly to the risks associated with investments in equity securities. Investments in ETFs involve the payment of management fees and other expenses by the ETF in addition to the fees and expenses borne directly by a Fund. Accordingly, shareholders of a Fund indirectly bear a proportionate share of the expenses of the ETFs in which the Fund invests.
Illiquid Investments. In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds may hold up to 15% of their net assets in “illiquid investments.” For this purpose, the term "illiquid investments" are investments that a Fund cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds monitor the portion of their total assets that are invested in illiquid investments on an ongoing basis in order to ensure that the value of illiquid securities held by the Funds do not exceed 15% of the Fund’s net assets.

The Funds must classify each portfolio investment at least monthly into one of four liquidity categories (highly liquid, moderately liquid, less liquid and illiquid), which are defined pursuant to the Liquidity Rule. Such classification is to be made using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. Moreover, in making such classification determinations, the Funds determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund takes this determination into account when classifying the liquidity of that investment. The Funds may be assisted in classification determinations by one or more third-party service providers. Investments classified according to this process as “illiquid investments” are those subject to the 15% limit on illiquid investments.

The Funds have a liquidity risk management program designed to assess and manage the Funds’ liquidity risk. The program has been approved by the Funds’ Board of Trustees (“Board”), which has also approved the appointment of a liquidity program administrator (the “LPA”). The LPA is responsible for oversight of the Funds’ liquidity risk management efforts, including classifying the liquidity of each Fund investment, ensuring the Funds hold no more than 15% of net asset value in illiquid investments, ensuring that the Funds hold enough liquid assets to meet reasonably foreseeable redemption requests, and reporting to the Board regarding the effectiveness and operation of the liquidity risk management program.

Derivatives Rule.  Rule 18f-4 under the 1940 Act governs the Funds’ use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Funds. Rule 18f-4 permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”)
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commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

The Funds must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Funds to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Pursuant to Rule 18f-4, if a Fund enters into reverse repurchase agreements or similar financing transactions, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

The requirements of Rule 18f-4 may limit a Fund’s ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.

Credit Default Swaps. The Funds may enter into credit default swap ("CDS") transactions either as a buyer of protection or as a seller of protection. In a CDS transaction, one party agrees to make periodic payments to another party in exchange for protection against specified credit events affecting a particular issuer, security or reference obligation.

When a Fund purchases credit protection through a CDS, the Fund generally seeks to hedge against the risk of default or other adverse credit events affecting a reference obligation. If no credit event occurs during the term of the contract, the Fund generally will lose the premiums paid. If a credit event occurs, the Fund may receive a payment intended to compensate for losses resulting from the credit event.

When a Fund sells credit protection, the Fund receives periodic payments from the counterparty but assumes the risk of loss if a credit event occurs with respect to the reference obligation. In such circumstances, the Fund may be required to make a payment to the counterparty, which could result in significant losses.

Credit default swaps are subject to credit risk, counterparty risk, liquidity risk, valuation risk and market risk. The use of CDS transactions may increase or decrease a Fund's exposure to particular issuers, industries, sectors or markets and may increase the volatility of Fund returns.

Total Return Swaps. The Funds may enter into total return swap ("TRS") transactions. Under a TRS, one party agrees to pay the total return, including income, appreciation and depreciation, of a reference asset or index, while the other party agrees to make periodic payments based on a fixed or floating interest rate or another agreed-upon measure.

Total return swaps may be used to obtain exposure to securities, baskets of securities, indices or other investments without directly purchasing such assets. Total return swaps also may be used to hedge existing positions, manage risk exposures or implement investment views.

The use of total return swaps involves risks similar to those associated with direct investments in the underlying reference assets and may involve leverage. Total return swaps are also subject to counterparty risk, liquidity risk, valuation risk and operational risk. A Fund's gains or losses under a total return swap may be magnified relative to the amount invested.

Foreign Securities. The Funds may invest in securities of foreign issuers, including issuers located in developed and emerging market countries. Foreign securities may include debt obligations, equity securities, preferred securities,
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convertible securities, sovereign obligations and other instruments issued by foreign governments, corporations, financial institutions and supranational entities.

Investments in foreign securities involve risks that may not be present in investments in U.S. issuers. These risks may include less publicly available information, less stringent regulatory, accounting and auditing standards, greater market volatility, reduced liquidity, expropriation, confiscatory taxation, political instability, social unrest, diplomatic developments and adverse changes in governmental policies. Foreign markets may operate differently from U.S. markets and may be subject to different clearance and settlement procedures, which may increase operational risks.

Foreign securities also may be affected by fluctuations in foreign currency exchange rates, foreign withholding taxes and restrictions on the movement of capital or currency. These risks may be heightened during periods of market disruption or economic uncertainty.

Emerging Markets Securities. The Funds may invest in securities of issuers located in emerging market countries. Emerging market countries generally are countries that are considered by the World Bank, the International Finance Corporation, the United Nations or other authorities to have developing economies or securities markets.

Investments in emerging markets generally involve greater risks than investments in more developed markets. These risks may include greater political and economic instability, less developed legal systems, weaker accounting and financial reporting standards, higher rates of inflation, greater dependence on particular industries or commodities, increased government involvement in the economy and less liquid securities markets.

Emerging market securities may be more difficult to value and may experience greater price volatility than comparable securities issued in developed markets. Settlement practices in emerging markets may differ from those in the United States and other developed countries, and delays in settlement could result in missed investment opportunities or losses to a Fund.

The risks associated with investing in emerging markets may be magnified in frontier markets, which generally are considered to be less developed than traditional emerging markets.

Currency Transactions and Forward Currency Contracts. The Funds may engage in currency transactions for hedging, risk management, efficient portfolio management or investment purposes. Currency transactions may include spot transactions, forward currency contracts, currency futures, currency swaps and other instruments that provide exposure to one or more foreign currencies.

A forward currency contract is an agreement between two parties to buy or sell a specified currency at a specified future date and exchange rate. Forward currency contracts may be used to hedge currency exposure associated with foreign securities, manage portfolio duration or implement investment views regarding particular currencies or currency markets.

Currency transactions are subject to market risk, counterparty risk, liquidity risk and valuation risk. Exchange rates may fluctuate significantly over short periods of time and may be affected by interest rates, governmental actions, trade balances, economic conditions, geopolitical events and market sentiment. Changes in currency exchange rates may reduce investment gains or increase investment losses.

There can be no assurance that any currency transaction will achieve its intended purpose. Currency hedging strategies may reduce the opportunity for gain if the value of a hedged currency increases and may expose a Fund to additional costs and risks. Imperfect correlations between a Fund's investments and its currency hedges may result in losses even when hedging strategies are employed.

Duration Management. The Adviser actively manages the duration of each Fund's portfolio as part of its investment process. Duration is a measure of the expected sensitivity of a fixed income security or portfolio to changes in interest rates. Generally, the longer a security's duration, the more sensitive its market value will be to changes in interest rates.
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The Adviser may adjust a Fund's duration through investments in fixed income securities, derivatives, cash instruments and other portfolio holdings. Duration management techniques may include the use of interest rate futures, swaps, options, forward contracts and other instruments designed to increase, decrease or otherwise modify a Fund's exposure to changes in interest rates.

There can be no assurance that the Adviser will correctly anticipate changes in interest rates, yield curve relationships or market conditions. If the Adviser's assessment of interest rate movements proves incorrect, a Fund may experience losses or underperform other investments. In addition, duration management strategies may increase portfolio turnover and transaction costs and may involve the risks associated with derivatives and other investment techniques utilized by the Funds.

Duration measurements are based on estimates and assumptions regarding future interest rates, cash flows, prepayments and other factors. Actual results may differ from those anticipated, and duration may change over time as market conditions evolve.

Repurchase Agreements. The Funds may enter into repurchase agreements with banks, broker-dealers and other financial institutions. In a repurchase agreement, a Fund purchases a security from a counterparty that simultaneously agrees to repurchase the security at a specified date and price.

Repurchase agreements are intended to be short-term investments and generally are used as a means of investing cash balances pending investment or to maintain liquidity. The resale price reflects an agreed-upon rate of return that is unrelated to the market value of the underlying security.

Repurchase agreements are subject to counterparty risk. If the counterparty defaults on its obligation to repurchase the security, a Fund may experience delays in recovering its investment, incur costs in disposing of the collateral or suffer losses if the value of the collateral declines.

Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements as part of their investment strategies. In a reverse repurchase agreement, a Fund sells a security to a counterparty and simultaneously agrees to repurchase the security at a specified future date and price.

Reverse repurchase agreements may be used to obtain short-term financing, manage liquidity or increase investment exposure. Reverse repurchase agreements may have the effect of creating leverage because a Fund may remain exposed to changes in the value of the underlying securities while also investing the proceeds received from the transaction.

The use of reverse repurchase agreements may increase a Fund's volatility and magnify gains and losses. Reverse repurchase agreements also involve counterparty risk, liquidity risk, interest rate risk and operational risk. Reverse repurchase agreements are subject to Rule 18f-4 under the 1940 Act and applicable regulatory requirements.

Futures Contracts. The Funds may purchase and sell futures contracts and may purchase and write options on futures contracts. Futures contracts are standardized agreements traded on exchanges that obligate the purchaser or seller to buy or sell a specified asset, instrument or index at a predetermined price on a future date.

The Funds may use futures contracts for a variety of purposes, including managing duration, adjusting interest rate exposure, obtaining market exposure, hedging portfolio positions, managing cash flows and implementing investment views. Futures contracts may reference interest rates, fixed income securities, credit instruments, currencies, market indices or other financial measures.

Futures contracts involve a high degree of leverage because only a small percentage of the contract value generally must be deposited as initial margin. As a result, relatively small market movements may result in substantial gains or losses. Futures transactions are subject to market risk, leverage risk, liquidity risk, correlation risk, operational risk and the risk that a Fund's investment techniques may not achieve the intended results.
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Securities Lending. The Funds may lend portfolio securities to qualified borrowers, including banks, broker-dealers and other financial institutions, to generate additional income. Any such loans will be collateralized by cash, U.S. government securities or other collateral permitted under applicable law and Fund policies.

While securities are on loan, a Fund generally will continue to receive payments equivalent to interest, dividends or other distributions on the loaned securities and may also receive additional income from the investment of cash collateral.

Securities lending involves the risk that a borrower may fail to return the loaned securities in a timely manner or at all. In such circumstances, a Fund may experience delays in recovering securities, incur costs in enforcing its rights or suffer losses if the value of the collateral declines. Securities lending also involves risks associated with investing cash collateral, including market risk, credit risk and liquidity risk.

The Funds may utilize one or more securities lending agents to administer securities lending activities. Securities lending activities are conducted pursuant to policies and procedures approved by the Board of Trustees and subject to applicable regulatory requirements.

Short Sales. The Funds may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

    Temporary Investments. Each Fund may hold cash, cash equivalents, money market instruments and other short-term investments for liquidity management, defensive purposes or pending investment opportunities.

INVESTMENT LIMITATIONS

    Fundamental. The investment limitations described below have been adopted by the Trust with respect to each of the Funds, as applicable, and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Funds’ prospectus and SAI, the term "majority" of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

    The Funds each:

1.     May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

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2.     May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

3.    May not underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.     May not invest more than 25% of the value of its total assets in any one industry or group of industries. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security. For purposes of this restriction, each Fund will look through any wholly owned subsidiary and will treat the investments held by such subsidiary as investments held directly by the Fund.

5.    May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
6.     May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.     May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Funds' Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. Subject to the requirements of the 1940 Act, Rule 18f-4 thereunder and applicable SEC interpretations, each Fund may borrow money and engage in other financing transactions to the extent permitted by applicable law. To the extent required by the 1940 Act, a Fund will maintain asset coverage of at least 300% for borrowings representing indebtedness. If borrowings exceed the applicable asset coverage requirement as a result of a decline in net assets, the Fund will reduce its borrowings within the period required by the 1940 Act and applicable regulations. The 1940 Act also permits a Fund to borrow for temporary purposes in an amount not exceeding 5% of the value of the Fund's total assets at the time the borrowing is made. To the extent outstanding borrowings of a Fund exceed 5% of the value of the Fund's total assets, the Fund will not make additional purchases of securities, except that this restriction will not prevent the Fund from settling portfolio transactions or satisfying shareholder redemption requests.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish certain limitations on the issuance of senior securities, subject to modification to conform to the 1940 Act as interpreted or modified from time to time. Open-end registered investment companies such as the Funds generally are prohibited from issuing any class of senior security or selling any senior security of which they are the issuer, except as permitted under the 1940 Act and applicable rules thereunder. The Trust is, however, permitted to issue separate series of shares (of which the Funds are series) and to divide those series into separate classes. Advisor Class Shares and Institutional Class Shares are separate classes of shares of the Funds. Collateral arrangements with respect to derivatives transactions, including futures contracts, swaps, forward contracts and related margin deposits, are not considered the issuance of a senior security for purposes of this restriction to the extent permitted by applicable law and Rule 18f-4 under the 1940 Act.

    With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

    Notwithstanding the foregoing investment limitations, any investment company, whether organized as a trust, association or corporation, may be merged or consolidated with, or acquired by, the Trust. If any such merger,
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consolidation or acquisition results in a Fund holding securities or other investments that would otherwise cause the Fund to exceed a fundamental investment restriction, the Fund will, within ninety (90) days following the consummation of the transaction (or such longer period as may be permitted by applicable law), dispose of such securities or investments, or a sufficient portion thereof, in an orderly manner so that the Fund is brought into compliance with the applicable investment restriction.

INVESTMENT ADVISER

Coolabah Investment Management (USA) Inc. (the “Adviser”), 1395 Brickell Avenue, Suite 740, Miami, Florida 33131, is the investment adviser to each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company. The Adviser, the Sub-Adviser and the Sub-Sub-Adviser are wholly owned subsidiaries of Coolabah Capital Investments Pty Limited, an Australian corporation, and are part of the Coolabah Group. As of June 2026, the Coolabah Group managed approximately $14 billion in assets under management.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of each Fund and oversees the investment activities of each Fund's wholly owned Cayman Islands subsidiary (each, a "Subsidiary" and collectively, the Subsidiaries"), subject to the policies adopted by the Trust's Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds.

In rendering investment advisory services to the Funds, the Adviser may use the resources of certain of its foreign (non-U.S.) affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), to provide portfolio management, research, trading and other investment advisory services to the Funds. These foreign (non-U.S.) affiliates may provide services to the Funds through a “participating affiliate” arrangement, as that term is used in guidance issued by the SEC staff allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under this participating affiliate arrangement, each such Participating Affiliate and any of their respective employees who provide services to the Funds are considered to be “associated persons” of the Adviser (as that term is defined in the Advisers Act) and are subject to supervision of the Adviser In this regard, Coolabah Capital (UK) Limited, a corporation organized under the laws of England and Wales, and Coolabah Capital Investments (Bahamas) Inc., a corporation organized under the laws of The Bahamas, each may provide investment research, portfolio analysis, trading support, market intelligence and other investment advisory services to the Funds. All such participating affiliate personnel are subject to the Adviser's compliance policies and procedures, code of ethics and regulatory supervision.

For its services with respect to each Fund, the Adviser is entitled to receive an annual management fee, calculated daily and payable monthly, at the rate of 0.55% of the Fund's average daily net assets.

The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

Sub-Adviser

Coolabah Capital Institutional Investments Pty Limited (the "Sub-Adviser"), an Australian corporation, whose address is Level 3, 1 Bligh Street, Sydney NSW 2000 Australia, serves as Sub-Adviser to each Fund pursuant to a sub-advisory agreement with the Adviser.

The Sub-Adviser assists the Adviser in managing the assets of the Funds and the Funds' wholly owned Subsidiaries, continuously reviews, supervises and administers the investment programs of the Funds and determines,
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subject to the oversight of the Adviser and the Board of Trustees, the securities and other investments to be purchased, sold or otherwise held by the Funds. The Sub-Adviser is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies and procedures adopted by the Trust.

Sub-Sub-Adviser

The Adviser and Sub-Adviser may utilize the services of an affiliated sub-sub-advisers and one or more participating affiliates (as described above) in connection with the management of the Funds. These entities provide investment research, portfolio analysis, trading support, market intelligence and other investment advisory services under the supervision of the Adviser and the Sub-Adviser.

Coolabah Capital Investments (USA) Inc.

Coolabah Capital Investments (USA) Inc. ("CCIUS"), a Delaware corporation, whose address is 1395 Brickell Avenue, Suite 740, Miami, Florida 33131, serves as a Sub-Sub-Adviser to the Funds.

CCIUS assists the Adviser and Sub-Adviser in managing the assets of the Funds and their wholly owned Subsidiaries and may provide investment research, portfolio analysis, trading support, risk management services and other investment advisory services in connection with the Funds' investment programs.

CCIUS is registered with the Commodity Futures Trading Commission ("CFTC") as a Commodity Pool Operator and currently serves as an Exempt Reporting Adviser with the Securities and Exchange Commission ("SEC") (SEC File No. 802-133957). CCIUS is also registered with the Financial Industry Regulatory Authority ("FINRA") under CRD No. 336841. CCIUS was organized on September 16, 2024.

The Adviser compensates the Sub-Adviser from the advisory fees received from the Funds. The Adviser and/or its affiliates compensate the Sub-Sub-Adviser from fees received under the advisory arrangements. The Funds do not pay the Sub-Adviser or the Sub-Sub-Adviser directly for their services.

PORTFOLIO MANAGERS

Portfolio Managers. As described in the Funds’ prospectus, Christopher Joye, Ashley Kable, and Roger Douglas serve as Portfolio Managers responsible for the day-to-day investment management of the Funds.

This section includes information about the Portfolio Managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated. In addition to the Funds, the Portfolio Managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is approximate as of ________, 2026:

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
Christopher Joye
Ashley Kabel
Roger Douglas

Conflicts of Interests. Each Portfolio Manager’s management of "other accounts" may give rise to potential conflicts of interest in connection with his management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio
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Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages (including those managed by the Sub-Adviser, Sub-Sub-adviser, and the participating affiliates) are fairly and equitably allocated.

Compensation. The Portfolio Managers do not receive compensation that is based upon the Funds, any separate account strategy, partnership or any other commingled account’s, or any private account's pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Managers do not receive any special or additional compensation from the Adviser for their service as Portfolio Managers. The Portfolio Managers receive a salary from the Adviser. In addition to a base salary, the Portfolio Managers may receive additional bonus compensation which is tied to the overall financial operating results of the Adviser’s parent company, Coolabah Capital Investments Pty Limited.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in each Fund as of _______________.

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Funds
Christopher Joye	Coolabah Core Alpha Bond Fund	None
	Coolabah Short Duration Alpha Bond Fund	None
Ashley Kabel	Coolabah Core Alpha Bond Fund	None
	Coolabah Short Duration Alpha Bond Fund	None
Roger Douglas	Coolabah Core Alpha Bond Fund	None
	Coolabah Short Duration Alpha Bond Fund	None

SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent. Pursuant to a Fund Services Agreement, [___________] (the “Administrator” or the “Transfer Agent”), [ADDRESS], serves as each Fund’s administrator, transfer agent and accounting agent.

    In its capacity as administrator, the Administrator supervises all aspects of the operations of the Funds except those performed by the Adviser. The Administrator will provide certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. The Administrator, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

    As transfer agent, the Administrator provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. The Administrator will be responsible for processing orders and payments for share purchases. The Administrator will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. The Administrator will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

    The Administrator also provides accounting services to the Funds. The Administrator will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the net asset value per share of the Funds; and preparing security position, transaction and cash position reports. The Administrator also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. The Administrator is responsible for providing expenses accrued and
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payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

    The Administrator receives, for administrative services, an asset-based fee computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses. The Administrator receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses. The Administrator receives, for fund accounting services, an asset-based fee, computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses.
Custodian. [___________] (the “Custodian”), [ADDRESS], serves as the custodian of the Funds’ assets. The Custodian has entered into a foreign sub-custody arrangement with [______________], as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of a Fund’s assets outside of the United States of America. The Delegate shall place and maintain a Fund’s assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that a Fund's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Distributor and Principal Underwriter. [__________] (“Distributor”), located at [ADDRESS], serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a “best efforts” basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of shares.

______________ is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Funds’ shares is continuous. To the extent applicable, the Distributor will review Rule 12b-1 Plan expenditures relating to Advisor Class Shares and, in conjunction with the Funds' administrator, maintain processes designed to ensure that Rule 12b-1 fees are paid in accordance with the applicable Rule 12b-1 Plan. The Distributor, in conjunction with the fund administrator, maintains processes to ensure that Rule 12b-1 Plan fees are paid in accordance with the Rule 12b-1 Plan. The Adviser and/or its affiliates may compensate the Distributor for certain distribution, marketing, shareholder servicing or other support activities relating to the Funds.

The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor is not affiliated with the Trust or the Adviser.

Legal Counsel. Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of [_________], [ADDRESS], to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds. [_________] will prepare each Fund’s federal, state, and excise tax returns. The independent registered public accounting firm will audit the financial statements of the Funds at least once each year. Following commencement of operations, shareholders will receive annual audited and semi-annual (unaudited) reports when published, together with written confirmation of transactions in their accounts. Because the Funds are newly organized, no annual report is currently available. Once available, the Funds' annual report will be provided upon request and incorporated by reference into this Statement of Additional Information to the extent required by applicable law.

Index Provider. [TO BE FILED BY AMENDMENT].

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TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills.

[TRUSTEE BIOS TO BE FILED BY AMENDMENT]

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is _________, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is [ADDRESS], unless otherwise indicated.

NON-INTERESTED TRUSTEES
NAME, YEAR OF BIRTH AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
To Be Filed by Amendment
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OFFICERS WHO ARE NOT TRUSTEES

NAME, YEAR OF BIRTH AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
To Be Filed by Amendment

BOARD OF TRUSTEES

    The Board of Trustees oversees the Trust and certain aspects of the services provided by the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

    The Trust has a standing Audit Committee of the Board composed of _________, ___________, and _______________. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board.

The Nominating and Corporate Governance Committee is comprised of _________, ___________, and _______________. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations.

    The Qualified Legal Compliance Committee is comprised of _________, ___________, and _______________. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.

    Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective January 1, 2026, each Trustee receives a retainer fee at the annualized rate of $___________, paid quarterly.

Name of Person / Position	Aggregate Compensation from Each Fund	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees (*)
To Be Filed by Amendment
*     Company does not pay deferred compensation.

Trustee Ownership of Fund Shares – The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2025, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

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Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
To Be Filed by Amendment
Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41) of the Investment Company Act of 1940, as amended (the "1940 Act"), and Rules 2a-4 and 2a-5 thereunder with respect to the valuation of portfolio investments. In general, investments for which market quotations are readily available are valued at current market value, and all other investments are valued at fair value as determined in good faith by the Valuation Designee (as defined below). In complying with the 1940 Act, the Trust relies on guidance provided by the Securities and Exchange Commission ("SEC") and its staff. The net asset value ("NAV") of each Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for business. The NAV per share of each class of a Fund is calculated by dividing the value of the Fund's assets attributable to the class, less liabilities attributable to the class, by the number of shares outstanding of that class.

Equity and Equity-Related Securities. Equity securities and equity-related securities, including common stocks, preferred stocks, convertible securities and other instruments traded on securities exchanges or quotation systems, for which market quotations are readily available, generally are valued at the last reported sale price on the principal exchange or market on which the security is traded as of the valuation time. Securities traded on NASDAQ generally are valued at the NASDAQ Official Closing Price. Securities traded over-the-counter and securities for which there is no reported sale on the valuation date generally are valued at the most recent quoted bid price or other market quotation. If market quotations are not readily available or are determined not to reflect fair value, the security will be valued at fair value as determined in good faith by the Valuation Designee.

Fixed Income Securities. Fixed income securities, including corporate bonds, sovereign obligations, bank capital securities, contingent convertible securities ("CoCos"), preferred securities, mortgage-backed securities ("MBS"), asset-backed securities ("ABS"), Regulation S securities and other debt instruments, generally are valued using prices supplied by one or more independent pricing services approved by the Board of Trustees.

Pricing services may utilize a variety of methodologies, including market transactions, broker-dealer quotations, matrix pricing, valuation models and other analytical techniques that take into account such factors as benchmark yields, credit quality, issuer spreads, maturity, coupon, call features, prepayment characteristics and other market information. Fixed income securities for which market quotations are not readily available or are determined not to reflect fair value will be valued at fair value as determined in good faith by the Valuation Designee.

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Money market instruments with remaining maturities of sixty (60) days or less may be valued at amortized cost when such method is determined to approximate fair value.

Derivatives. Futures contracts generally are valued at the settlement price established by the exchange on which they are principally traded. Swap agreements, including credit default swaps and total return swaps, and forward currency contracts generally are valued using quotations provided by independent pricing services, broker-dealers, counterparties or other market participants, or by utilizing pricing models that incorporate observable market inputs.

Derivative instruments may be valued using evaluated prices, mathematical models or other techniques designed to estimate fair value. If market quotations are not readily available or are deemed unreliable, derivative instruments will be valued at fair value as determined in good faith by the Valuation Designee pursuant to Rule 2a-5 under the 1940 Act.

Fair Valuation. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received upon the sale of the security or asset in an orderly transaction between market participants at the measurement date and time. Pursuant to Rule 2a-5, the Board of Trustees has designated the Adviser as the valuation designee (the "Valuation Designee") for the Funds to perform fair value determinations relating to all Fund investments. The Adviser may carry out its designated responsibilities through a valuation committee and may apply fair valuation methodologies approved by the Board or utilize prices or inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources approved by the Board.

Fair valuation may require subjective determinations regarding the value of an investment. While the Funds' and Valuation Designee's policies and procedures are intended to result in a calculation of NAV that fairly reflects market values as of the time of pricing, there can be no assurance that fair values assigned to a particular investment will accurately reflect the price that the Fund could obtain upon the sale of that investment. The prices used by the Funds may differ from the value that would be realized if investments were sold.

Investments held through a Fund's wholly owned Subsidiary, if any, will be valued in the same manner as if held directly by the Fund and will be included in the calculation of the Fund's NAV.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee's policies and procedures are intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Use of Third-Party Pricing Agents. Use of Third-Party Pricing Services. Pursuant to arrangements with the Administrator, market quotations and evaluated prices for portfolio securities and certain derivatives are generally obtained from one or more independent pricing services approved by the Board of Trustees. Pricing services may utilize a variety of methodologies, including market transactions, dealer quotations, matrix pricing, pricing models and other valuation techniques designed to estimate current market value. The Administrator and the Valuation Designee monitor pricing information received from pricing services and may challenge or override prices in accordance with the Funds' valuation policies and procedures when such prices are believed not to reflect fair value.

DISTRIBUTION

The Distributor may, from time to time, sponsor or participate in educational programs, conferences, seminars and other activities intended to facilitate the distribution of Fund shares and to provide information regarding the Funds. The Adviser, Distributor or their affiliates may pay certain costs associated with such activities and may reimburse participating financial intermediaries for expenses incurred in connection with approved marketing, educational and promotional activities, to the extent permitted by applicable law and regulatory requirements.

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Plan of Distribution. The Trust has adopted a Distribution Plan (the "Plan") with respect to the Advisor Class Shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Institutional Class Shares are not subject to the Plan.

Under the Plan, each Fund may pay distribution and/or shareholder servicing fees with respect to its Advisor Class Shares at an annual rate of up to 0.25% of the average daily net assets attributable to such class. Payments under the Plan may be made to the Distributor, broker-dealers, banks, registered investment advisers, retirement plan administrators and other financial intermediaries that provide distribution-related services and shareholder support services.

Because these fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of an investment in Advisor Class Shares and may cost more than other types of sales charges.

As noted above, payments for distribution expenses under the Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust." Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1.

In accordance with Rule 12b-1, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The Plan further provides that it may not be amended to increase materially the costs which Advisor Class Shares may bear pursuant to the Plan without shareholder approval, and that any material amendment must be approved by a majority of the Board of Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendment.

The Trust understands that financial intermediaries may charge fees to their customers who are beneficial owners of Fund shares in connection with accounts maintained with such intermediaries. Any such fees would be in addition to any amounts that may be received under the Plan.

The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. It is anticipated that the Plan will benefit shareholders because an effective distribution program may assist the Funds in reaching and maintaining sufficient asset levels to achieve operating efficiencies and economies of scale.

The Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the outstanding Advisor Class Shares of the applicable Fund. Any agreement entered into pursuant to the Plan with a financial intermediary may be terminated with respect to a Fund without penalty at any time by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the outstanding Advisor Class Shares of the applicable Fund, by the Distributor or by the financial intermediary. Any such agreement also will terminate automatically in the event of its assignment.

As long as the Plan remains in effect, the nomination and selection of Trustees who are not interested persons of the Trust within the meaning of the 1940 Act shall be committed to the discretion of the 12b-1 Trustees.

The Plan provides that expenditures may include, without limitation: (a) payments to the Distributor, financial intermediaries and other service providers in connection with the distribution of Fund shares; (b) compensation of personnel engaged in or supporting the distribution of Fund shares or the provision of shareholder support services; (c) responding to shareholder inquiries; (d) processing shareholder transactions; (e) maintaining shareholder accounts and records; (f) forwarding shareholder communications, including prospectuses, shareholder reports, proxy materials and tax information; (g) preparation, printing and distribution of sales literature and marketing materials; (h) educational, training and marketing activities relating to the Funds; (i) preparation, printing and distribution of prospectuses and
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statements of additional information to prospective investors; (j) obtaining information and providing support to financial intermediaries regarding the Funds; and (k) such other distribution-related activities as may be permitted under Rule 12b-1 and approved by the Board of Trustees.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares. You may purchase shares of the Funds directly from the Distributor. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the net asset value next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Funds by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Trust reserves the right to reject any purchase order and to suspend the offering of shares. The Adviser may waive the minimum initial investment requirement in its sole discretion, for instances including but not limited to, purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates, purchases by entities affiliated with the Adviser or the Trust, and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares. If you request the exchange of the total value of your account from one Fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new Fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is a Fund's general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with a Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Fund next computed after your request for exchange is received in proper form. See below for additional information on the Funds’ Exchange Privilege.

Eligible Benefit Plans. An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account
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and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares. You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Funds’ procedure is to redeem shares at the net asset value next determined after the Transfer Agent receives the redemption request in proper form. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper form. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Funds are not reasonably practicable.
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser, the Distributor and/or their respective affiliates may, from their own resources and not from Fund assets, make payments (sometimes referred to as "revenue sharing" payments) to broker-dealers, banks, registered investment advisers, retirement plan administrators, recordkeepers, consultants, trust companies and other financial intermediaries (collectively, "Financial Intermediaries"). These payments are not an additional expense of the Funds and do not increase the fees or expenses borne directly by Fund shareholders. Such payments may be in addition to payments made by the Funds to Financial Intermediaries pursuant to the Rule 12b-1 Distribution Plan applicable to Advisor Class Shares.

Revenue sharing payments may be made for a variety of purposes, including distribution-related activities; marketing and promotional support; participation in conferences, training programs and educational meetings; inclusion of the Funds on platforms, model portfolios or preferred fund lists; shareholder servicing; recordkeeping and administrative support; due diligence activities; and other services relating to the distribution, promotion and servicing of Fund shares. Such payments may be structured as fixed payments, asset-based payments, reimbursement of expenses, payments for marketing support or educational programs, or other forms of compensation permitted by applicable law.

These arrangements may create a conflict of interest by providing an incentive for a Financial Intermediary or its personnel to recommend the Funds over another investment, to recommend one share class over another, or to make the Funds available through particular distribution platforms, programs or accounts. Investors should consult their Financial Intermediary for additional information regarding any payments received by the Financial Intermediary and any conflicts of interest that may arise from such arrangements.

SHAREHOLDER SERVICES

The Funds may offer certain shareholder services designed to make investing more convenient. Availability of these services may vary depending upon the manner in which shares are held and whether an investor maintains an account directly with the Funds or through a Financial Intermediary. Shareholders should contact the Transfer Agent or their Financial Intermediary for additional information regarding available services.

Telephone Transactions

Shareholders may be permitted to redeem shares or exchange shares of one Fund for shares of another Fund by telephone, provided that telephone transaction privileges have been properly established for the account. Telephone
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privileges may be established on the account application or by subsequent written request in a form acceptable to the Transfer Agent.

The Funds and the Transfer Agent employ reasonable procedures designed to confirm that instructions communicated by telephone are genuine. If these procedures are followed, neither the Funds nor the Transfer Agent will be liable for losses resulting from unauthorized or fraudulent instructions. Shareholders utilizing telephone transaction privileges bear the risk of loss resulting from unauthorized or fraudulent transactions that are reasonably believed to be genuine. To protect shareholder accounts, callers may be required to provide identifying information and respond to security questions before a transaction request will be processed.

Retirement Accounts

Fund shares may be available as investments for certain retirement accounts and retirement plans, including individual retirement accounts ("IRAs"), SEP-IRAs, SIMPLE IRAs and other retirement arrangements permitted under applicable law. Availability of Fund shares through any particular retirement plan or retirement platform will depend upon the policies and procedures of the applicable custodian, trustee, recordkeeper or Financial Intermediary. Investors should consult their tax adviser regarding the suitability of a Fund investment within a retirement account and the tax consequences associated with such investment.

Exchange Privilege

Subject to the limitations described in the Prospectus and this Statement of Additional Information, shareholders may exchange shares of one Fund for shares of the same class of another Fund in the Trust that is advised by the Adviser and available for sale in the shareholder's state of residence. Each account must satisfy any applicable minimum investment requirements.

Exchange requests will be effected at the respective net asset values next determined after receipt of the exchange request in proper form. The Trust reserves the right to modify, suspend or terminate the exchange privilege at any time. For federal income tax purposes, an exchange generally is treated as a sale of shares of the Fund from which the shareholder is exchanging and the purchase of shares of the Fund into which the shareholder is exchanging and therefore may result in the recognition of taxable gain or loss.

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders.  The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT“), insurance company, regulated investment company (“RIC”), individual retirement account (“IRA”), other tax-exempt entity, or dealer in securities.  Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders (defined below) and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

•a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
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•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust that has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership.  A partner of a partnership that will hold shares of the Funds should consult its own tax advisor with respect to the purchase, ownership, and disposition of shares of the Funds by the partnership.

Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). There can be no assurance that each Fund will so qualify. A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the “Income Test.”). A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Code Section 7704. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

    If a RIC fails the Income Test and such failure was due to reasonable cause and not willful neglect, generally it will not be subject to the U.S. federal income tax rate applicable to corporations. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in securities, other than U.S. government securities or the securities of other RICs, of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

If a RIC fails the Asset Test, such RIC, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”.

Similarly, if a RIC fails the Asset Test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest corporate U.S. federal income tax rate (currently 21%) by the amount of net income generated during the period of the Asset Test failure by the assets that caused the RIC to fail the Asset Test.

Investments Through Cayman Subsidiaries. Each Fund may obtain certain investment exposures through a wholly owned subsidiary organized under the laws of the Cayman Islands (each, a "Subsidiary"). Each Subsidiary is expected to be treated as a controlled foreign corporation ("CFC") for U.S. federal income tax purposes. As a result, each Fund generally will be required to include annually in its taxable income its share of the Subsidiary's earnings and profits,
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regardless of whether such income is distributed by the Subsidiary. The Internal Revenue Service has issued guidance providing that certain income inclusions attributable to a Fund's investment in a CFC generally constitute qualifying income for purposes of the 90% gross income requirement applicable to regulated investment companies. Each Fund intends to manage its investment in its respective Subsidiary in a manner designed to preserve the Fund's qualification as a regulated investment company under the Code.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). Each Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

Each Fund will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98.2% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. Each Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

A Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (“OID”), such as debt instruments with payment of in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants, the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID accrued will be included in a Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the Distribution Test, even though it will not have received an amount of cash that corresponds with the accrued income.

    A RIC is permitted to carry forward net capital losses indefinitely and such losses will retain their original character (as short or as long-term). Capital loss carryforwards may be utilized in future years to offset net realized capital gains of a Fund, if any, prior to distributing such gains to shareholders. Because the Funds are newly organized, they had no capital loss carryforwards as of the date of this SAI. Information regarding any capital loss carryforwards will be included in the Funds' annual reports once available.

Except as set forth below in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that each Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the Distribution Test or otherwise fails to qualify as a RIC in any year, it will be subject to corporate U.S. federal income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for preferential rates of U.S. federal income taxation, if certain holding period and other requirements are satisfied.
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Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their shares of the Fund, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the Income Test, Asset Test and Distribution Test for that year and distribute of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent five years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation of U.S. Shareholders. Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares of the Fund. Such distributions (if designated by a Fund) may qualify (i) for the dividends received deduction in the case of corporate U.S. shareholders to the extent that a Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual U.S. shareholders, as qualified dividend income eligible to be taxed at preferential rates to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable U.S. corporations and qualified foreign corporations (which generally include, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (a “PFIC”). Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“Capital Gain Dividends”), including Capital Gain Dividends credited to such U.S. shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such U.S. shareholder owned the shares of the Fund. The maximum tax rate on Capital Gain Dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares of the Fund and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder. A Fund is not required to provide written notice designating the amount of any qualified dividend income or Capital Gain Dividends and other distributions. The Forms 1099 sent to the U.S. shareholders will instead serve this notice purpose.

For purpose of determining (i) whether the Distribution Test is satisfied for any year and (ii) the amount of Capital Gain Dividends paid for that year, a Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the prior taxable year. If a Fund makes such an election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares of the Fund owned by a U.S. shareholder will, for U.S. federal income tax
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purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the U.S. shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares, such as exchanges, of the Funds generally are taxable events. U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of a Fund is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of a Fund will generally result in capital gain or loss to the U.S. shareholder equal to the difference between the amount realized and the shareholder’s adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividends) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of a Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such case, the tax basis of the shares acquired will be adjusted to reflect the disallowed loss. Both long-term and short-term capital gain of U.S. corporations are taxed at the rates applicable to ordinary income of corporations. For non-corporate U.S. shareholders, short-term capital gain is taxed at the rate applicable to ordinary income, while long-term capital gain generally is taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Each Fund is required to report its shareholders’ cost basis, gain/loss, and holding period to the IRS on the Fund’s shareholders’ Consolidated Form 1099s.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing prices, and the entire position is not sold at one time. The Funds' standing tax lot identification method is the method by which Fund shares will be reported on a U.S. shareholder's Consolidated Form 1099 if the U.S. shareholder does not select a specific tax lot identification method. U.S. shareholders may choose a method different than a Funds’ standing method and will be able to do so at the time of their purchase or upon the sale of shares. The Funds and their service providers do not provide tax advice. U.S. shareholders should consult independent sources, which may include a tax professional, with respect to any decisions they may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals, estates and trusts, may be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When a Fund enters into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a straddle for U.S. federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of a Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if a Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less
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(thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See below under “Higher-Risk Securities.”

Some debt obligations that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. A Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Fund receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for a Fund, a Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, the OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount
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of market discount the Fund should recognize. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt U.S. shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT (as defined in Code Section 664) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest corporate U.S. federal income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, a Fund may elect specially to allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

CRTs and other tax-exempt investors are urged to consult their own tax advisors concerning the consequences of investing in the Funds.

Passive Foreign Investment Companies. A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest, royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to the Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (a “QEF”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark to market the gains (and to a limited extent losses) in its PFIC holdings as though it had sold and repurchased its holdings in that PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as
    29

ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Taxation of Non-U.S. Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a Non-U.S. shareholder are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a Non-U.S. shareholder directly, would not be subject to withholding.

A RIC generally is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. shareholder), (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. shareholder and the Non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by a Non-U.S. shareholder, to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders (“Interest-Related Dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual Non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the RIC (“Short-Term Capital Gain Dividends”). If a Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to Non-U.S. shareholders.

The Funds are permitted to report such part of their dividends as Interest-Related Dividends or Short-Term Capital Gain Dividends as are eligible, but are not required to do so. These exemptions from withholding will not be available to Non-U.S. shareholders if a Fund does not report dividends as Interested-Related Dividends or Short-Term Capital Gain Dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an Interest-Related Dividends or Short-Term Capital Gain Dividends to shareholders. Non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A Non-U.S. shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such Non-U.S. shareholder within the United States, (ii) in the case of an individual Non-U.S. shareholder, the Non-U.S. shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividends and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. shareholder’s sale of shares of a Fund or to a Capital Gain Dividend received by the Non-U.S. shareholder.

Special rules would apply if a Fund is either a “U.S. real property holding corporation” (“USRPHC”) or would be a
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USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a U.S. corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for certain exceptions, any distributions by the Fund to a Non-U.S. shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. federal income tax withholding. In addition, such distributions could result in the Non-U.S. shareholder being required to file a U.S. federal income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. shareholder’s current and past ownership of a Fund. This “look-through” USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of certain exceptions, to Non-U.S. shareholders applies only to those distributions that, in turn, are attributable to distributions received by a Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. federal income tax on the proceeds of a share redemption by a Non-U.S. shareholder, in which case such Non-U.S. shareholder generally would also be required to file a U.S. federal income tax return and pay any additional taxes due in connection with the redemption.

Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be a USRPHCs. Non-U.S. shareholders should consult their own tax advisors concerning the application of these rules to their investment in the Funds.

If a Non-U.S. shareholder has a trade or business in the United States, and the dividends from a Fund are effectively connected with the Non-U.S. shareholder’s conduct of that trade or business, the dividend will be subject to net U.S. federal income taxation at regular income tax rates.

If a Non-U.S. shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that Non-U.S. shareholder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. shareholder must comply with special certification and filing requirements relating to its Non-U.S. status (including, in general, furnishing an applicable IRS Form W-8). Non-U.S. shareholders should consult their own tax advisors in this regard.

A Non-U.S. shareholder may be subject to U.S. state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding. The Funds generally are required to backup withhold and remit to the U.S. Treasury Department a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to properly certify to the Funds that he or she is not subject to such backup withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts backup withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Payments of ordinary income dividends made by a Fund to certain foreign entities may be subject to a
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generally nonrefundable 30% withholding tax under the Foreign Account Tax Compliance Act ("FATCA") unless the foreign entity complies with applicable reporting, certification, withholding and other requirements. FATCA generally applies to foreign financial institutions ("FFIs") and certain non-financial foreign entities ("NFFEs"). The Funds may disclose information received from shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA and applicable intergovernmental agreements. Shareholders may be required to provide additional information, certifications or documentation to establish their FATCA status. Prospective investors should consult their own tax advisers regarding the application of FATCA to their particular circumstances.

    Tax Shelter Reporting Regulations. If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder generally must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these rules in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments purchased through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisors to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

    Possible Tax Law Changes. At the time this SAI is being prepared, various administrative, judicial and legislative changes to the U.S. federal income tax laws are under consideration. It is not possible at this time to determine whether any such changes will be enacted or implemented, what form any such changes might take, or what effect such changes may have on the Funds or their shareholders. Any such changes could apply retroactively and could affect the tax consequences described in this SAI.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders.

These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their own tax advisors regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. The Adviser and Sub-Adviser are responsible for placing orders for the purchase and sale of portfolio securities and other instruments for the Funds and for selecting broker-dealers, counterparties and other market participants to effect such transactions. In selecting brokers, dealers and counterparties, the Adviser and Sub-Adviser seek to obtain best execution, taking into account all relevant factors, including price, execution capability, financial responsibility, responsiveness, commission rates or spreads, trading expertise, execution quality, confidentiality, operational capabilities and the value of any brokerage or research services provided.

Portfolio transactions in equity securities generally are effected through broker-dealers and involve the payment of brokerage commissions. Fixed-income securities, including corporate bonds, government securities, sovereign obligations, mortgage-backed securities, asset-backed securities and other debt instruments, are generally purchased and sold in principal transactions, and the price paid or received generally includes a dealer spread or mark-up/mark-down. Transactions in swaps, credit default swaps, total return swaps, futures contracts and other derivatives may involve counterparties, futures commission merchants, clearing brokers, executing brokers or other market participants and may be subject to commissions, spreads, financing charges, margin requirements or other transaction costs.

In placing portfolio transactions, the Adviser or Sub-Adviser may aggregate securities and other investment transactions for the Funds with transactions for other accounts managed by the Adviser, the Sub-Adviser or their
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affiliates when doing so is consistent with obtaining best execution and is believed to be advantageous to participating accounts. Transactions generally will be allocated among participating accounts in a manner that the Adviser or Sub-Adviser believes is fair and equitable over time, taking into account the investment objectives, investment restrictions, available cash, portfolio composition and other relevant considerations of each participating account.

Consistent with Section 28(e) of the Securities Exchange Act of 1934, the Adviser and Sub-Adviser may cause the Funds to pay a broker-dealer a commission for effecting a securities transaction that is higher than the commission another broker-dealer might have charged if the Adviser or Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer.

Research services may include information and analyses concerning individual companies, industries, markets, securities, economic trends, credit conditions, trading strategies, portfolio characteristics, risk measurement, performance attribution, valuation methodologies and other matters relevant to the investment decision-making process. Brokerage services may include services related to the execution, clearance and settlement of securities transactions.

Research services furnished by broker-dealers may be used by the Adviser, Sub-Adviser and their affiliates in servicing all of their clients and may not necessarily be used in connection with the account that generated the commissions. Such services are considered supplemental to, and not in lieu of, the services required to be performed by the Adviser and Sub-Adviser under their respective advisory agreements. The receipt of research services does not reduce the advisory fees paid by the Funds.

Certain products or services obtained by the Adviser or Sub-Adviser may have both research and non-research uses. In such cases, the Adviser or Sub-Adviser will make a good-faith allocation between the research and non-research uses of the product or service and will pay the portion attributable to non-research uses from its own resources.

Broker with Fund Affiliates. The Funds may execute brokerage or other agency transactions through broker-dealer affiliates of the Adviser, Sub-Adviser, Distributor or the Trust to the extent permitted by the Investment Company Act of 1940, the Securities Exchange Act of 1934 and applicable rules thereunder. Any such transactions will be effected in compliance with applicable law and procedures adopted by the Board of Trustees. The Board periodically reviews such transactions and the procedures governing them.

Securities of “Regular Broker-Dealers”. The Funds are required to identify any securities of their regular brokers or dealers (as defined in the Investment Company Act of 1940) that are held at the close of each fiscal year. Because the Funds are newly organized, the Funds did not hold any such securities as of the date of this Statement of Additional Information.

Allocation. The Adviser, Sub-Adviser and their affiliates manage other investment companies, private funds, separately managed accounts and other investment vehicles. Investment opportunities that are appropriate for the Funds and one or more other accounts may be allocated among such accounts in a manner that the Adviser or Sub-Adviser believes is fair and equitable over time and consistent with its fiduciary obligations. Although participation in aggregated transactions and allocations may at times have an adverse effect on the price or amount of securities or other instruments available to a Fund, the Board of Trustees believes that the benefits associated with the Adviser’s and Sub-Adviser's overall investment management organization outweigh any potential disadvantages.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

This Disclosure of Portfolio Securities Holdings Policy (the "Policy") governs the disclosure of portfolio securities holdings information for each series of the Trust advised by Coolabah Investment Management (USA) Inc. (the "Adviser"). The Trust maintains this Policy to ensure that disclosure of portfolio holdings information is in the best interests of the Funds and their shareholders. The Board of Trustees reviews these policies and procedures from time to time and compliance with the Policy is periodically assessed by the Board in connection with reports from the Trust's Chief Compliance Officer. The Board has approved the disclosure of portfolio holdings information to certain persons
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and entities as described below and has delegated authority to officers of the Trust and the Adviser to provide such information in appropriate circumstances consistent with this Policy.

The Trust is required by the SEC to publicly file portfolio holdings information for each Fund on a quarterly basis. Complete portfolio holdings schedules are included in shareholder reports filed on Form N-CSR for the second and fourth fiscal quarters and portfolio holdings information is reported on Form N-PORT for each fiscal quarter. Form N-PORT filings become publicly available no later than sixty (60) days after the end of the applicable quarter. Portfolio holdings information contained in such filings generally reflects holdings as of the end of the applicable fiscal quarter.

The Trust's service providers that require portfolio holdings information in order to perform services for the Funds may receive portfolio holdings information prior to its public availability. These service providers include, among others, the Funds' administrator, fund accountant, transfer agent, custodian, independent registered public accounting firm, legal counsel, pricing services, proxy voting service providers and other entities that assist the Funds in carrying out their operations. Such entities are generally subject to duties of confidentiality, either by contract, professional obligation or applicable law.

The Trust currently maintains the following ongoing arrangements for the disclosure of portfolio holdings information:

•to the Funds' independent registered public accounting firm as necessary in connection with audit, tax and related services;
•to financial printers and filing agents as necessary in connection with regulatory filings and shareholder reports;
•to the Funds' administrator, custodian, transfer agent and fund accounting service providers on a daily basis in connection with the provision of services to the Funds; and
•to other service providers, consultants and vendors as necessary for legitimate business purposes related to the operation of the Funds.

The Adviser may also provide portfolio holdings information to third parties when the Adviser determines that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. Such third parties may include research providers, analytical service providers, risk management vendors, trading counterparties, pricing services, consultants and other entities that provide services to the Funds or the Adviser.

From time to time, employees of the Adviser may provide oral or written commentary regarding the Funds, including discussions of investment strategies, portfolio construction, sector allocations, geographic exposures, credit quality, duration, yield characteristics, derivatives usage, market outlook, performance attribution and other portfolio characteristics. Such commentary may include information regarding portfolio holdings, securities transactions, portfolio positioning or investment themes that may not be reflected in publicly available portfolio holdings reports. The nature and content of such communications may differ among recipients and may be provided to shareholders, prospective investors, financial intermediaries, consultants, members of the media and other persons.

In addition, employees of the Adviser may disclose portfolio holdings information in connection with the purchase and sale of portfolio securities, requests for bids or quotations, trade execution, collateral management, securities lending activities, derivative transactions, financing arrangements, custody arrangements and other ordinary-course investment activities. The Adviser does not generally enter into separate confidentiality agreements in connection with such routine trading activities but expects recipients to maintain the confidentiality of information obtained through such activities and would reconsider relationships with parties believed to be improperly using such information.

The Adviser and its affiliates may manage or provide services to other investment companies, private funds, separately managed accounts and other investment vehicles that may employ investment strategies similar to those of the Funds. Such accounts may hold securities that are also held by the Funds, and portfolio holdings information relating to such accounts may be disclosed at times or in a manner different from disclosures made with respect to the Funds.

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Except as described above, the Trust and the Adviser currently have no arrangements to provide non-public portfolio holdings information to any person. Requests for current portfolio holdings information generally will be referred to publicly available regulatory filings or other publicly available information.

The Trust's Chief Compliance Officer is responsible for monitoring compliance with this Policy. The Trust, the Adviser and the Distributor have adopted policies and procedures designed to address conflicts of interest and the misuse of material non-public information, including codes of ethics and insider trading policies. Any material conflict of interest involving the disclosure of portfolio holdings information will be reported to the Board of Trustees, which will determine whether the disclosure is in the best interests of the Funds and their shareholders.

Neither the Trust, the Funds, the Adviser nor any affiliated person receives compensation or other consideration in connection with the disclosure of portfolio holdings information.

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DESCRIPTION OF SHARES

The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the Board to classify or reclassify any series of shares into one or more classes. The Trust's shares of beneficial interest have no par value.

Each Fund is authorized to issue two classes of shares: Advisor Class Shares and Institutional Class Shares. The two classes represent interests in the same investment portfolio but are subject to different expenses and eligibility requirements. Advisor Class Shares are subject to a Rule 12b-1 Distribution Plan pursuant to which the class may pay distribution and/or shareholder servicing fees of up to 0.25% annually of the class's average daily net assets. Institutional Class Shares are not subject to a Rule 12b-1 fee. Each class bears any expenses that are specifically attributable to that class, and each class shares proportionately in the general expenses of the applicable Fund.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Funds' Prospectus, shares will be fully paid and non-assessable. In the event of the liquidation or dissolution of the Trust or a particular Fund, shareholders of the affected Fund will be entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets of the Trust not attributable to a particular Fund and available for distribution.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders generally vote together as a single class except when voting by class is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or when the Board determines that a matter affects only the interests of a particular class. Voting rights are not cumulative. Accordingly, the holders of more than 50% of the outstanding shares of the Trust may elect all Trustees regardless of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to shareholders of a registered investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series or class affected by the matter. A series or class generally is deemed to be affected by a matter unless the interests of each affected series or class are substantially identical or the matter does not affect any interest of the series or class. Under Rule 18f-2, approval of an investment advisory agreement or any change in a fundamental investment policy ordinarily would require approval by the shareholders of the affected Fund. However, the election of Trustees, ratification of independent registered public accountants and approval of principal underwriting agreements generally may be acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's outstanding shares, the Trust will call a meeting of shareholders to consider the removal of one or more Trustees or such other matters as may be required by applicable law. To the extent required by law, the Trust will assist in communications among shareholders in connection with such matters.

The Board has full power and authority, without obtaining shareholder approval and to the extent permitted by applicable law, to divide or combine the shares of any series or class, to classify or reclassify any issued or unissued shares into one or more series or classes, and to take such other actions with respect to the Trust's shares as the Board deems desirable. The Agreement and Declaration of Trust also authorizes the Board, without shareholder approval, to cause the Trust or any Fund to merge or consolidate with another entity, to sell or exchange all or substantially all of the assets of the Trust or any Fund, or to terminate the Trust or any Fund, subject in each case to applicable provisions of the 1940 Act and other applicable law.

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PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for voting proxies relating to portfolio securities held by the Funds to the Adviser, subject to the oversight of the Board. The Adviser votes proxies in accordance with its proxy voting policies and procedures, which are attached as Exhibit A to this SAI. The Board periodically reviews the implementation of the Adviser's proxy voting policies and procedures and the Funds' proxy voting record.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling XXX-XXX-XXXX or by writing to the Fund at [ADDRESS]; (2) the Fund’s website at www.[_____].com and (3) on the SEC's website at https://www.sec.gov.

CODES OF ETHICS

The Trust, on behalf of the Funds, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the Adviser, the Sub-Adviser, the Sub-Sub-Advisers and the Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics govern the personal securities trading activities of trustees, directors, officers and certain employees who are deemed to be "access persons" under Rule 17j-1 ("Access Persons"). The Codes of Ethics are designed to prevent fraudulent, deceptive or manipulative practices in connection with personal securities transactions by Access Persons and to ensure that such persons conduct their personal investment activities in a manner consistent with their fiduciary duties. Subject to the requirements and restrictions of the applicable Code of Ethics, Access Persons may invest in securities, including securities that may be purchased, held or sold by the Funds. The Codes of Ethics generally require Access Persons to report personal securities holdings and transactions and, in certain circumstances, to obtain pre-clearance before engaging in particular securities transactions. Certain Access Persons may be prohibited from investing in initial public offerings, private placements or other specified investments without prior approval. Copies of the Codes of Ethics are on file with the Securities and Exchange Commission ("SEC") and are available to the public through the SEC's EDGAR database at www.sec.gov.

FINANCIAL INFORMATION

The Funds are new and do not have audited financial statements at this time. Upon completion of the Funds’ first fiscal period/year, audited financial statements will become available.

Coolabah Investment Trust
[ADDRESS]
Telephone: XXX-XXX-XXXX

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EXHIBIT A

Proxy Voting Policies and Procedures

[TO BE FILED BY AMENDMENT]
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EXHIBIT B

Coolabah Investment Trust
PROXY VOTING POLICY AND PROCEDURES

[TO BE FILED BY AMENDMENT]

Exhibit C

Nominating and Corporate Governance Committee Charter
Coolabah Investment Trust

[TO BE FILED BY AMENDMENT]

PART C. OTHER INFORMATION

Item 28. Exhibits

Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation

	(1)	Certificate of Trust - Filed Herewith

	(2)	Declaration of Trust *

(b)	(1) By-laws *

(c)	Instruments Defining Rights of Security Holders

	(1)	Declaration of Trust: Articles III, V, and VI defines the rights of holders of the securities being registered. (Certificates for units are not issued.) – see Exhibit (a)2

(d)	Investment Advisory Agreements

	(1)	Investment Advisory Agreement between the Registrant and Coolabah Investment Management (USA) Inc. *

	(2)	Sub-Advisory Agreement between the Registrant and Coolabah Capital Institutional Investments Pty Limited *

	(3)	Sub-Sub-Advisory Agreement between the Registrant and Coolabah Capital Investments (USA) Inc. *

(e)	Underwriting Contracts

	(1)	Distribution Agreement between the Registrant and ______________ *

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreements

	(1)	Custody Agreement between the Registrant and ___________ *

(h)	Other Material Contracts

	(1)	Fund Servicing Agreement between the Registrant and ______________ *

(i)	Legal Opinion

	(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the Coolabah Core Alpha Bond Fund and the Coolabah Short Duration Alpha Bond Fund *

(j)	Other Opinions - N/A

(k)	Omitted Financial Statements – Not Applicable

(l)	Not applicable.

(m)	Rule 12b-1 Plan

(1) Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 for all portfolio series of the Registrant *

(n)	Rule 18f-3 Plan *

(o)	Reserved.

(p)	Codes of Ethics

(1) Code of Ethics of Coolabah Investment Management (USA) Inc. *

(2) Code of Ethics of Coolabah Capital Institutional Investments Pty Limited *

(3) Code of Ethics of Coolabah Capital Investments (USA) Inc. *

(q)	Power of Attorney *

* Certain exhibits relate only to Series that have not yet commenced operations. Such exhibits will be filed in a subsequent amendment corresponding to the launch of each applicable Series.
Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 5 of the Registrant’s Agreement and Declaration of Trust and the section titled “Insurance of Officers, Trustees, and Employees” in Article IX of the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 32.    Principal Underwriters

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Item 32(a)    ___________________ (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

To be filed by Amendment.

Item 32(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is [ADDRESS].

Name*	Position with Underwriter	Position with Registrant
To be Filed by Amendment

*The principal business address for each of the above directors and executive officers is [ADDRESS].

Item 32(c)    Not applicable.

Item 33. Location of Accounts and Records
The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser	Coolabah Investment Management (USA) Inc., 1395 Brickell Avenue, Suite 740, Miami, Florida 33131
b)	Sub-Adviser	Coolabah Capital Institutional Investments Pty Limited, Level 3, 1 Bligh Strett, Sydney NSW 2000 Australia
c)	Sub-Sub-Adviser	Coolabah Capital Investments (USA) Inc. ,1395 Brickell Avenue, Suite 740, Miami, Florida 33131
f)	Custodian
g)	Co-Administrator, Fund Accountant, Transfer Agent
h)	Co-Administrator
i)	Distributor

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Miami, Florida on the 9th day of July, 2026.

COOLABAH INVESTMENT TRUST

By: /s/ Luke Bouris
Luke Bouris
 Initial Trustee

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Luke Bouris_________	Initial Trustee	July 9, 2026
Luke Bouris

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EXHIBITS

(a)(1)	Certificate of Trust

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